As filed with the Securities and Exchange Commission on May 1, 1998
                                             Registration No. 33-71748

                                                     811-8160
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                                          Pre-Effective Amendment No. |_|


                       Post-Effective Amendment No. 5 |X|

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 6 |X|


                            SEPARATE ACCOUNT VA-5NLNY
                           (Exact Name of Registrant)

                                  TRANSAMERICA  LIFE  INSURANCE  COMPANY  OF NEW
                           YORK  (formerly  called,   First   Transamerica  Life
                           Insurance Company)
                               (Name of Depositor)

                   100 Manhattanville Road, Purchase, NY 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service:                        Copy to:

James W. Dederer, Esquire                         Frederick R. Bellamy, Esquire
Chairman of the Board, General Counsel and    Sutherland, Asbill & Brennan, LLP
Corporate Secretary                               1275 Pennsylvania Avenue, N.W.
Transamerica Life Insurance Company                Washington, D.C.  20004-2404
of New York
100 Manhattanville Road
Purchase, NY  10577

Approximate date of proposed sale to the public: As soon as practicable after effectiveness of the Registration Statement.


Title of securities being registered:Variable Annuity Contracts

         It is proposed that this filing will become effective: |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 1998 pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(i) |_| on ________________ pursuant to paragraph (a)(i)


         If appropropriate, check the following box:
                           |_| this  Post-Effective  Amendment  designates a new
                            effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                     PART A

Item of Form N-4                                                                Prospectus Caption

1.   Cover Page...............................................    Cover Page

2.   Definitions..............................................    Definitions

3.   Synopsis.................................................    Key Features of the Contracts

4.   Condensed Financial Information..........................    Condensed Financial Information

5.   General
     (a)                                             Depositor         Transamerica Occidental Life Insurance
Company;
                                                                       Available Information
     (b)                                            Registrant         The Variable Account
     (c)                                     Portfolio Company         The Portfolios
     (d)                                  Portfolio Prospectus         The Portfolios
     (e)                                         Voting Rights         Voting Rights

6.   Deductions and Expenses..................................
     (a)                                               General         Charges and Deductions
     (b)                                          Sales Load %         Not Applicable
     (c)                                 Special Purchase Plan         Not Applicable
     (d)                                           Commissions         Distribution of the Contracts
     (e)                                         Fund Expenses         The Funds
     (f)                                    Operating Expenses         Variable Account Fee Table

7.   Contracts
     (a)                                   Persons with Rights         The Contract; Application and Purchase
                                                                       Payments; Cash Withdrawals; Account Value;
                                                                       Death Benefit; Voting Rights
     (b)                 (i)   Allocation of Purchase Payments
                 Payments.....................................    Allocation of Purchase Payments
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters
     (c)                                               Changes         Addition, Deletion, or Substitution

     (d)                                             Inquiries         Key Features of the Contracts; Available
                                                                       Information

8.   Annuity Period...........................................    Annuity Payments

9.   Death Benefit............................................    Death Benefit






10.        Purchase and Contract Balances

     (a)                                             Purchases         Application and Purchase Payments
     (b)                                             Valuation         Account Value; Appendix A
     (c)                                     Daily Calculation         Account Value
     (d)                                           Underwriter         Distribution of the Contracts

11.        Redemptions
     (a)                                    By Contract Owners         Cash Withdrawals; Automatic Payout Option
           By Annuitant.......................................    Not Applicable
     (b)                                             Texas ORP         Not Applicable
     (c)                                           Check Delay         Cash Withdrawals
     (d)                                                 Lapse         Not Applicable
     (e)                                             Free Look         Key Features of the Contracts; Application
and
                                                                       Purchase Payments

12.        Taxes..............................................    Federal Tax Matters

13.        Legal Proceedings..................................    Legal Proceedings

14.        Table of Contents for the
     Statement of
     Additional Information...................................    Statement of Additional Information Table of
                                                                  Contents


                                     PART B

Item of Form N-4                                                                Statement of Additional
                                                                                Information Caption

15.        Cover Page.........................................    Cover Page

16.        Table of Contents..................................    Table of Contents

17.        General Information
     and History..............................................    (Prospectus) Transamerica Occidental Life
                                                                  Insurance Company; (Prospectus) Available
                                                                  Information; Transamerica

18.        Services...........................................
     (a)                                     Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table;
                                                                  (Prospectus) The Portfolios
     (b)                                  Management Contracts         (Prospectus) Third Party Administrator
     (c)                                             Custodian         Safekeeping of Account Assets; Records and
                                                                       Reports
           Independent Auditors  .............................    Experts
     (d)                                  Assets of Registrant         Not Applicable
     (e)                                     Affiliated Person         Not Applicable
     (f)                                 Principal Underwriter         Not Applicable





19.        Purchase of Securities
     Being Offered............................................    (Prospectus) The Contract
     Offering Sales Load......................................    Not Applicable

20.        Underwriters.......................................    (Prospectus) Distribution of the Contracts
21.        Calculation of Performance
     Data.....................................................    (Prospectus) Performance Data; Performance Data
22.        Annuity Payments...................................    (Prospectus) Annuity Payments; Annuity Period
23.        Financial Statements...............................    Financial Statements


                           PART C -- OTHER INFORMATION

Item of Form N-4                                                       Part C Caption

24.        Financial Statements
     and Exhibits.............................................    Financial Statements and Exhibits
     (a)                                  Financial Statements         Financial Statements
     (b)                                              Exhibits         Exhibits

25.        Directors and Officers of
     the Depositor............................................    Directors and Officers of the Depositor

26.        Persons Controlled By or Under Common Control
     with the Depositor or Registrant                                  Persons Controlled By or Under Common
Control
                                                                       with the Depositor or Registrant

27.        Number of Contract Owners..........................    Number of Contract Owners

28.        Indemnification....................................    Indemnification

29.        Principal Underwriters.............................    Principal Underwriter

30.        Location of Accounts
     and Records..............................................    Location of Accounts and Records

31.        Management Services................................    Management Services

32.        Undertakings.......................................    Undertakings

     Signature Page...........................................    Signature Page


                       DISTINCT ASSETS from TRANSAMERICAsm
                               A VARIABLE ANNUITY


                                    Issued by

                                Transamerica Life
                          Insurance Company of New York


The Distinct Assets from Transamericasm, a Variable Annuity (formerly called the Schwab Investment Advantage) ("Contract") is a variable annuity issued by Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company). It allows you to invest in your choice of eleven different mutual fund Portfolios offered by eight different mutual fund investment advisers. You may withdraw funds in the Contract as a lump sum, through a systematic withdrawal program, or from a choice of Annuity Payment Options.

The Contract is not currently being sold. However, additional Purchase Payments may be made to existing Contracts. There are no sales charges, redemption, surrender or withdrawal charges. The Contract provides a Free Look Period of 30 days from your receipt of the Contract, during which you may cancel your investment in the Contract.


Your investment in the Contract may be allocated among eleven Sub-Accounts of Transamerica Separate Account VA-5NLNY ("Variable Account"). Based on your instructions, your investment in the Contract is invested in Portfolios of various mutual funds (open-end investment companies or series thereof) offered by fund families such as American Century, Federated, INVESCO, Janus, Lexington(R), Schwab Funds(R), SteinRoe, and Strong. The wide array of mutual fund choices allows you to select a mix of investment vehicles specifically suited to your particular risk tolerances, as well as investment objectives and adviser preferences. Prior to the Annuity Date, you are free to transfer amounts among the Portfolios. This ability to transfer assets among the various Portfolios allows you to change your investment mix in response to changes in your personal objectives or investment outlook.


Your Account Value will increase or decrease based on the investment performance of the Portfolios you select. You bear the entire investment risk under the Contract prior to the Annuity Date. While there is a guaranteed death benefit, there is no guaranteed or minimum Account Value. Therefore, the Account Value you receive could be less than the total amount you have invested.

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE  SECURITIES
 AND EXCHANGE  COMMISSION NOR HAS THE
COMMISSION  PASSED UPON THE  ACCURACY  OR ADEQUACY OF THIS  PROSPECTUS.  ANY
 REPRESENTATION  TO THE  CONTRARY IS A
CRIMINAL OFFENSE.


                          Prospectus Dated May 1, 1998



         The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

The Contract offers a number of ways of withdrawing funds at a future date, including a lump sum payment and several annuity payment forms. You may choose the Annuity Date on which the annuity payments begin.


Full or partial withdrawals from the Contract may be made at any time before the Annuity Date. Generally, withdrawals are subject to ordinary income taxes and if made prior to age 59 1/2 a 10% federal income penalty tax.


To Place  Orders and for Account  Information:  Contact  the Service  Center,
 at 800  258-4261 or P.O.  Box 31728,
Charlotte, North Carolina 28231-1728.


About This Prospectus: This Prospectus concisely presents important information you should have before investing in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 1998 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, and may be obtained without charge by contacting the Service Center at 800-258-4261 or P.O. Box 31728, Charlotte, North Carolina 28231-1728.

                                TABLE OF CONTENTS

                                                                       Page
DEFINITIONS..........................................................    1
KEY FEATURES OF THE CONTRACT.........................................    2
CONDENSED FINANCIAL INFORMATION......................................    7
TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK AND THE VARIABLE
   ACCOUNT...........................................................    8
THE PORTFOLIOS.......................................................    9
THE CONTRACT.........................................................    11
PURCHASE PAYMENTS....................................................    12
ACCOUNT VALUE........................................................    13
TRANSFERS............................................................    14
CASH WITHDRAWALS.....................................................    15
DEATH BENEFIT........................................................    17
CHARGES AND DEDUCTIONS...............................................    18
ANNUITY PAYMENTS.....................................................    20
FEDERAL TAX MATTERS..................................................    23
PERFORMANCE DATA.....................................................    27
DISTRIBUTION OF THE CONTRACTS........................................    28
VOTING RIGHTS........................................................    28
LEGAL PROCEEDINGS....................................................    28
LEGAL MATTERS........................................................    29
ACCOUNTANTS..........................................................    29
AVAILABLE INFORMATION................................................    29
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS................    30


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.


                   The Contract is available only in New York.

                                   DEFINITIONS

Account Value: The Account Value of a particular Contract is the total dollar amount of all Variable Accumulation Units under each Sub-Account held for you prior to the Annuity Date.

Annuitant: The person named on the application and whose life is used to determine the amount of monthly annuity payments on the Annuity Date. The Annuitant cannot be changed after the Contract has been issued, except upon the Annuitant's death prior to the Annuity Date if a Contingent Annuitant has previously been named. In the case of a Qualified Contract, the Owner must be the Annuitant.

Annuity Date: The date on which the Account Value, less any applicable premium taxes, will be applied to provide an Annuity for you, under the annuity form you selected. Unless a different Annuity Date is elected under the annuity payment provisions, the Annuity Date will be as described in the Contract. The date annuity payments start is the Commencement of Annuity Payment Date shown in the Contract.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

Contract: A certificate issued to an individual which evidences his or her coverage under a group annuity contract.

Net Purchase Payment: A Purchase Payment reduced by any applicable premium tax charge (including any charge for retaliatory premium taxes) (see "Premium Tax Charge," page 19).

Owner or You: The person or persons  who,  while  living,  controls  al rights and  benefits  under the  Contract.
Joint  Owners  must be husband  and wife as of the  Annuity  Issue  Date.
 Qualified  Contracts  cannot  have Joint
Owners.

Payee: The person who receives the annuity payments after the Annuity Date. The Payee will be the Annuitant, unless you designate that some other person shall be the Payee.

Portfolio:  (1) A  separate  "series"  or  portfolio  of  investments  within a mutual  fund or (2) a mutual  fund
available for investment under the Contract.

Qualified Contract: A Contract used in connection with an individual retirement annuity ("IRA") which receives special federal income tax treatment under
Section 408 of the Code.

Receipt: Receipt and acceptance by us at our Service Center.

Service  Center:  The  Annuity  Service  Center,  at 800  258-4261 or P.O.
 Box 31728,  Charlotte,  North  Carolina
28231-1728.

Sub-Account: A subdivision of the Variable Account investing solely in shares of one of the Portfolios.

We, our, us, or Transamerica: Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company).

KEY FEATURES OF THE CONTRACT

The Distinct Assets from Transamericasm, a Variable Annuity (formerly called the Schwab Investment Advantage) ("Contract") allows you to invest currently in your choice of eleven different mutual fund Portfolios offered by eight different mutual fund investment advisers. You may withdraw funds in the Contract as a lump sum, through a systematic withdrawal program, or from a choice of annuity payment options. Your Account Value will vary with the investment performance of the Portfolios you select. You bear the entire investment risk for all amounts invested in the Contract. The Account Value could be less than the total amount you have invested.

Who should invest. The Contract is designed for individual investors who are seeking long-term tax-deferred asset accumulation with a wide range of investment options. The Contract can be used for retirement or other long-term investment purposes. The deferral of income taxes is particularly attractive to investors in high federal and state tax brackets who have already taken full advantage of their ability to make IRA contributions or "pre-tax" contributions to their employer- sponsored retirement or savings plans.

A Wide Range of Investment Choices. The Contract gives you an opportunity to select among eleven different Portfolios offered by eight different mutual fund investment advisers. The investment options cover a wide range of investment objectives as follows:

              Aggressive Growth                        Stein Roe Special Venture Fund, Variable Series
Strong Discovery Fund II


              Growth                                   Janus Aspen Growth Portfolio
                                                       American Century VP Capital Appreciation

              Growth & Income                          Federated American Leaders Fund II
                                                       INVESCO VIF-Industrial Income Portfolio

              Balanced/Asset Allocation                INVESCO VIF-Total Return Portfolio


              International                            Lexington(R) Emerging Markets Fund


              High Yield Bond                          INVESCO VIF-High Yield Portfolio

              Government Bond                          Federated Fund for U.S.          Government
Securities II

              Money Market                             Schwab Money Market Portfolio



The Stein Roe Special Venture Fund, Variable Series was previously called SteinRoe Capital Appreciation Fund. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in their individual Fund Prospectuses, which are available, without charge, from the Service Center, at 800 258-4261 or P.O. Box 31728, Charlotte, North Carolina 28231-1728. (See "The Portfolios," page 9.)

How to Invest.  New  Contracts  are not sold,  butadditional  Purchase
 Payments of at least $1,000 may be
made to Contracts previously purchased. Sales of new Contracts may resume in the future. (See

"Application and Purchase Payments," page 12.)

Charges and Deductions Under the Contract. The Contract is a "no load" variable annuity and imposes no sales charges, redemption or withdrawal charges.

There is a Mortality and Expense Risk Charge at an effective annual rate of 0.85% of the value of the net assets in the Variable Account. An Annual Contract Charge of $25 (or 2% of Account Value, if lower) will be deducted from your Account Value.

Although we currently do not deduct any additional charge for administrative expenses, we reserve the right to deduct one. We guarantee that this charge will never exceed an effective annual rate of 0.15% of your Account Value, if imposed.

New York currently has no premium tax or retaliatory premium tax. If New York imposes these taxes in the future, or if you become a resident of a state other than New York where such taxes apply, we may deduct a charge for these premium taxes from purchase payments, from amounts withdrawn, or at the Annuity Date. (See "Charges and Deductions," page 18.)

Switching Investments. You may switch investments among the Portfolios as often as you like by making a written request to our Service Center. The minimum amount which may be transferred is $1,000 (or the entire value of the Portfolio being transferred, if less). You may make as many transfers as you like. Ten free transfers will be allowed per Contract year and a charge of $10 (or 2% of the amount of the transfer, whichever is less) will be imposed for each subsequent transfer during that Contract Year.

Full and Partial Withdrawals. You may withdraw all or part of your Account Value before the earlier of the Annuity Date you selected or the Annuitant's or Owner's death. Withdrawals may be taxable and if made prior to age 59 1/2 of the Owner may be subject to a 10% penalty tax.

Annuity Forms. Beginning on the first day of the month immediately following the Annuity Date you select (which generally may not be later than Annuitant's age
85), you may receive annuity payments on a fixed basis. A wide range of annuity forms are available to provide flexibility in choosing an annuity payment schedule that meets your particular needs. These annuity forms include alternatives designed to provide payments for life (for either a single or joint life) with or without a guaranteed minimum number of payments.

Death Benefit. If the death of the Owner or the Annuitant specified in your Contract occurs prior to the Annuity Date, a Death Benefit will be payable to the appropriate Beneficiary. The Death Benefit will be the greater of the sum of your Investments, less withdrawals and any applicable premium taxes, or the then current Account Value. The beneficiary may elect to receive the Death Benefit proceeds as a lump sum or as Annuity Payments.

Customer Service. Transamerica's professionals are available toll-free to assist you. If you have any questions about your Contract, please telephone the Service Center at 800 258-4261 or P.O. Box 31728, Charlotte, North Carolina 28231-1728. All inquiries should include the Contract Number, your name and the Annuitant's name. As a Contract Owner you will receive confirmations regarding any transactions relating to your Contract, as well as a quarterly statements and the Annual and Semi-Annual Report of the Portfolios.

                                        VARIABLE ANNUITY FEE TABLE

      The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses of the Variable Account as well as of the Portfolios. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" on page 18 of this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, premium taxes may be applicable.

Contract Owner Transaction Expenses

            Sales Load.......................................   None
            Surrender Fee....................................   None
            Transfer Fee (First 10 Per Year)(1)..............   None
            Annual Contract Charge(2)........................   $25.00

Variable Account Annual Expenses
 (as a percentage of average Variable
 Account assets)

             Mortality and Expense Risk Charge................    0.85%
             Administrative Expense Charge(3).................    0.00%
             Other Fees and Expenses of the Variable Account..    0.00%
                                                              ---------
             Total Variable Account Annual Expenses...........    0.85%



(1) There is a fee of $10 (or 2% of the amount of the transfer, whichever is less) for each transfer in excess of 10 in any Contract Year.

(2) This is a maximum annual charge. The Annual Contract Charge is the lesser of $25 or 2% of Account
Value.

(3) There is currently no Administrative Expense Charge. If one is added in the future, it will not exceed an annual rate of 0.15% of the Variable Account assets.

                                       Portfolio Annual Expenses(1)
     (as a percentage of Portfolio net assets, after expense reimbursements)


                                                                                                   Total
                                                             Management           Other          Portfolio
                                                                Fees            Expenses         Expenses
Portfolio
American Century VP Capital Appreciation .....................   1.00%             0.00%            1.00%
Federated American Leaders Fund II............................   0.66%             0.19%            0.85%
Federated Fund for U.S. Government Securities II..............   0.15%             0.65%            0.80%
INVESCO VIF-High Yield Portfolio..............................   0.60%             0.23%            0.83%
INVESCO VIF-Industrial Income Portfolio.......................   0.75%             0.16%            0.91%
INVESCO VIF-Total Return Portfolio............................   0.75%             0.17%            0.92%
Janus Aspen Growth Portfolio..................................   0.65%             0.05%            0.70%
Lexington(R)Emerging Markets Fund..............................   0.85%             0.99%            1.84%
Schwab Money Market Portfolio.................................   0.25%             0.25%            0.50%
Stein Roe Special Venture Fund, Variable Series(2)............   0.50%             0.23%            0.73%
Strong Discovery Fund II......................................   1.00%             0.18%            1.18%



(1) The figures given above are based on expenses that would have been incurred in the absence of expense offset arrangements, if any, for1997. If expense offset arrangements were in place, the actual amount paid by the Portfolio would be less than that specified above; see the Portfolios' prospectuses for more information. Additionally, from time to time, a Portfolio's investment adviser, in its sole discretion, may waive all or part of its fees and/or voluntarily assume certain Portfolio expenses. For a more complete description of the Portfolios' fees and expenses, see the Portfolio's prospectuses. As of the date of this Prospectus, certain fees are being waived or expenses are being assumed, in each case on a voluntary basis. Without such waivers or reimbursements, the management fees, other expenses and total portfolio annual expenses that would have been incurred for the last completed fiscal year would be: 0.74%, 0.04% and 0.78% for Janus Aspen Growth Portfolio; 0.85%, 1.06%, and 1.91% for Lexington(R) Emerging Markets Fund; and 0.46%, 0.25% and 0.71% for Schwab Money Market Portfolio. No other Portfolios waived fees or reimbursed expenses. See the
Portfolios' prospectuses for a discussion of fee waiver and expense reimbursements.

(2) The Stein Roe Special Venture Fund, Variable Series was previously called SteinRoe Capital Appreciation Fund.

                                               EXAMPLES(1)

         The following chart reflects the $25 Annual Contract Charge as an annual charge of % assets based on an approximate average Account Value of $60,000. The chart assumes a 5% annual return before expenses. The tabular information also assumes that the entire Account Value is allocated to the particular Sub-Account. These examples assume that no premium taxes have been assessed (although premium taxes may be applicable - see "Premium Tax Charge," page 19).

         If you retain, annuitize, or surrender the Contract at the end of the applicable time period, assuming a $1,000 Purchase Payment, you would pay the following fees and expenses:


Sub-Account                                            1 Year           3 Years           5 Years         10 Years
------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation(1)....$19.71  $60.97           $104.78           $226.60
Federated American Leaders Fund II.............        $18.20           $56.38            $97.05           $210.70
Federated Fund for U.S. Government Securities II       $17.70           $54.85            $94.46           $205.35
INVESCO VIF-High Yield Portfolio...............        $18.00           $55.77            $96.02          $208.56
INVESCO VIF-Industrial Income Portfolio........        $18.81           $58.22            $100.15         $217.09
INVESCO VIF-Total Return Portfolio.............        $18.91           $58.53            $100.67         $218.15
Janus Aspen Growth Portfolio...................        $16.69           $51.78            $89.26          $194.55
Lexington(R)Emerging Markets Fund...............        $28.13           $86.26            $147.01         $311.06
Schwab Money Market Portfolio..................        $14.67           $45.60            $78.78           $172.60
Stein Roe Special Venture Fund, Variable Series(2)     $16.99           $52.70            $90.82          $197.80
Strong Discovery Fund II.......................        $21.52           $66.44            $113.99         $245.35


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

(1) The Portfolio Annual Expenses and these examples are based on data provided by the Portfolios. Transamerica has no reason to doubt the accuracy or completeness of that data, but Transamerica has not verified the Funds' figures. In preparing the Portfolio Expense table and the Examples above, Transamerica has relied on the figures provided by the Portfolios. (2) The American Century VP Capital Appreciation was called the TCI Growth Portfolio previous to May 1, 1997.

Federal Income Tax Consequences

      A Contract Owner who is a natural person generally should not be taxed on increases in the Account Value (if any) until a distribution under a Contract occurs (e.g., a withdrawal or Annuity Payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the Contract). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient (if permitted) elects otherwise. In addition, a federal penalty tax may apply to certain distributions or deemed distributions. (See "Federal Tax Matters," page 23.)

NOTES:
      The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus and in the prospectuses for the Portfolios which should be referred to for more detailed information.

      With respect to Qualified Contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the Contract, or limitations or penalties imposed by the Code, as amended, may impose additional limits or restrictions on Purchase Payments, withdrawals, surrenders, distributions, or benefits, or on other provisions of the Contract. This Prospectus does not describe any such limitations or restrictions. (See "Federal Tax Matters," page 23.)

                                     CONDENSED FINANCIAL INFORMATION

         The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information in the Statement of Additional Information.

         The following table sets forth certain information regarding the Sub-Accounts for the period from commencement of business operation of the Sub-Accounts on January 1, 1995, through December 31,1997.

         Financial statements for the Variable Account and Transamerica and reports of the independent certified public accountants are available in the Statement of Additional Information.

                                                      Accumulation          Accumulation       No. of Units
                                                       Unit Values           Unit Values        Outstanding
                                                          as of                 as of              as of

Sub-Accounts                                             1/1/95               12/31/95           12/31/95
            ---------------------------------------------------------------------------------------------
American Century VP Balanced                              $9.773               $11.736            176.896
American Century VP Capital Appreciation                  $9.695               $12.603         34,669.264
Federated American Leaders Fund II                       $10.024               $13.350         10,878.374
Federated Fund for U.S. Government Securities II         $10.114               $10.950          3,759.299
INVESCO VIF-High Yield Portfolio                          $9.996               $11.870         11,645.434
INVESCO VIF-Industrial Income Portfolio                  $10.058               $12.891         20,026.115
INVESCO VIF-Total Return Portfolio                       $10.110               $12.310          5,210.993
Janus Aspen Growth Portfolio                              $9.950               $12.843         17,259.094
Lexington(R)Emerging Markets Fund                         $10.011                $9.536         29,955.147
Schwab Money Market Portfolio                             $1.019                $1.064      1,085,225.895
Stein Roe Special Venture Fund, Variable Series

                                                         $10.204               $11.307          8,002.306
Strong Discovery Fund II                                 $10.848               $14.550         25,802.320


                                                      Accumulation          Accumulation         No. of Units
                                                       Unit Values           Unit Values          Outstanding
                                                          as of                 as of                as of

Sub-Accounts                                             1/1/96               12/31/96             12/31/96
            -----------------------------------------------------------------------------------------------
American Century VP Balanced(1)                          $11.736               $13.054                 .428
American Century VP Capital Appreciation                 $12.603               $11.942           41,642.157
Federated American Leaders Fund II                       $13.350               $16.092           64,920.490
Federated Fund for U.S. Government Securities II         $10.950               $11.313           12,061.284
INVESCO VIF-High Yield Portfolio                         $11.870               $13.722           42,632.792
INVESCO VIF-Industrial Income Portfolio                  $12.891               $15.629           77,033.017
INVESCO VIF-Total Return Portfolio                       $12.310               $13.693           19,328.612
Janus Aspen Growth Portfolio                             $12.843               $15.084           65,009.033
Lexington(R)Emerging Markets Fund                          $9.536               $10.161           47,399.974
Schwab Money Market Portfolio                             $1.064                $1.108        1,005,527.898
Stein Roe Special Venture Fund, Variable Series(2)

                                                         $11.307               $14.232           63,413.267
Strong Discovery Fund II                                 $14.550               $14.543           42,573.916


                                                      Accumulation        Accumulation         No. of Units
                                                       Unit Values         Unit Values          Outstanding
                                                          as of               as of                as of
Sub-Accounts                                             1/1/97             12/31/97             12/31/97

American Century VP Balanced (1)                         $13.054             $14.990               0.000
American Century VP Capital Appreciation                 $11.942             $11.456            15,862.524
Federated American Leaders Fund II                       $16.092             $21.116            48,673.920
Federated Fund for U.S. Government Securities II         $11.313             $12.180            11,585.656
INVESCO VIF-High Yield Portfolio                         $13.722             $15.965            11,255.796
INVESCO VIF-Industrial Income Portfolio                  $15.629             $19.862            32,941.580
INVESCO VIF-Total Return Portfolio                       $13.693             $16.688            24,250.762
Janus Aspen Growth Portfolio                             $15.084             $18.359            53,735.350
Lexington(R)Emerging Markets Fund                         $10.161              $8.911            27,412.331
Schwab Money Market Portfolio                             $1.108              $1.155            223,033.403
Stein Roe Special Venture Fund, Variable Series(2)       $14.232             $15.214            30,914.900
Strong Discovery Fund II                                 $14.543             $16.062            18,625.300



(1) The American Century VP Balanced Sub-Account, which was offered prior to May 1, 1995, remains part of the Variable Account and is included in the Condensed Financial Information and financial statement. However, the American Century VP Balanced Sub-Account is no longer available for investment.


(2) The Stein Roe Special Venture Fund, Variable Series was previously called SteinRoe Capital Appreciation Fund.


         TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
                                         AND THE VARIABLE ACCOUNT

Transamerica Life Insurance Company of New York

      Transamerica Life Insurance Company of New York, formerly called First Transamerica Life Insurance Company ("Transamerica"), is a stock life insurance company incorporated under the laws of the state of New York on February 5, 1986. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company which, in turn, is an indirect subsidiary of Transamerica Corporation. The address of Transamerica is 100 Manhattanville Road, Purchase, New York 10577, and the telephone number for Transamerica is 914-701-6000. The name change to Transamerica Life Insurance Company of New York is effective May 1, 1997.

Published Ratings

      We may from time to time publish in advertisements, sales literature and reports, the ratings and other information assigned to Transamerica by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, our claims-paying ability as measured by Standard & Poor's Insurance Ratings Services or Duff & Phelps may be referred to in advertisements or sales literature or in reports. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

The Variable Account

      Separate Account VA-5NLNY of Transamerica ("Variable Account") was established by us as a separate account under the laws of the State of New York on November 10, 1993, pursuant to resolutions of our Board of Directors. The Variable Account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the Variable Account.

      The assets of the Variable Account are owned by Transamerica but they are held separately from our other assets. Section 4240 of the New York Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account) if and to the extent provided in the applicable agreements, and the Contracts contain such a provision. Income, gains and losses incurred on the assets in the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to our other income, gains or losses. Therefore, the investment performance of the Variable Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

      The Variable Account currently has eleven Sub-Accounts, each of which invests solely in a specific corresponding mutual fund Portfolio. (See "The Portfolios," page 9.) Changes to the Sub-Accounts may be made at our discretion. (See "Addition, Deletion, or Substitution," page 11.)


                                              THE PORTFOLIOS

      The Portfolios described below are exclusively for use as funding vehicles for insurance products and qualified plans, in certain circumstances, and, consequently, are not publicly available mutual funds. Each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate investment portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. See the Portfolios' prospectuses for more information.

American Century Variable Portfolios, Inc.

      American Century VP Capital Appreciation: Seeks capital growth by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, better-than-average potential for appreciation. The Portfolio's investment manager intends to stay fully invested in such securities, regardless of the movement of stock prices generally.

Federated  Insurance  Series

      Federated American Leaders Fund II: Seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65% of its total assets (under normal circumstances) in common stocks of "blue-chip" companies.

      Federated  Fund for  U.S.  Government  Securities  II:  Seeks  to
provide  current  income  through
      investment of at least 65% of its total assets (under normal circumstances) in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or
      which  are  guaranteed  by  the  U.S.  government,   its  agencies,   or
 instrumentalities  and  in
      collateralized mortgage obligations issued by U.S. government agencies and instrumentalities.

INVESCO Variable Investment Funds, Inc.


      INVESCO VIF-Industrial Income Portfolio: Seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Industrial Income Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income producing securities, such as corporate bonds.


      INVESCO VIF-Total Return Portfolio: Seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.


      INVESCO VIF-High Yield Portfolio: Seeks a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. Lower-rated bonds are sometimes referred to as "junk bonds." The High Yield Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective.


Janus Aspen Series

      Janus Aspen Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Growth Portfolio's investments will be incidental to its primary objective. The Growth Portfolio seeks to achieve its investment objective by investing substantially all of its assets in common stock when its portfolio manager believes that the relevant market environment favors profitable investing in those securities. Generally, the Portfolio emphasizes issuers with larger market capitalizations.


Lexington(R) Emerging Markets Fund, Inc.

      Lexington(R) Emerging Markets Fund: Seeks long term growth of capital by investing primarily in emerging country and emerging market equity securities. For purposes of its investment objective, the Fund considers emerging country equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing. The Fund may also invest in equity securities and equivalents traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries or markets or sales made in such countries.


Schwab Annuity Portfolios

      Schwab Money Market Portfolio: Seeks maximum current income consistent with liquidity and stability of capital. It seeks to achieve its objective by investing in short-term money market instruments. This Portfolio is neither insured nor guaranteed by the United States Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

SteinRoe Variable Investment Trust


      Stein Roe Special Venture Fund, Variable Series: Seeks growth of capital. The Fund pursues this objective by investing primarily in common stocks, convertible securities, and other securities having common stock characteristics selected for prospective capital growth.


Strong Discovery Fund II, Inc.

      Strong  Discovery  Fund II:  Seeks  capital  growth.  The Fund  invests in securities that the Fund's investment adviser believes represent attractive growth opportunities. The Fund normally emphasizes equity investments, although it has the flexibility to invest in any security the Fund's investment adviser believes has the potential for capital appreciation.


      The American Century VP Capital Appreciation is advised by American Century Investment Management,
Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds. The two
Federated Insurance Series Portfolios are advised by Federated Advisers of Pittsburgh, Pennsylvania. The
three INVESCO Variable Investment Funds, Inc., Portfolios are advised by INVESCO Funds Group, Inc., of
Denver, Colorado. The Janus Aspen Growth Portfolio is advised by Janus Capital Corporation of Denver,
Colorado. The Lexington(R) Emerging Markets Fund is advised by Lexington Management Corporation of Saddle
Brook,  New  Jersey.   The  Schwab  Money  Market  Portfolio  is  advised  by
 Charles  Schwab  Investment
Management,  Inc., of San Francisco,  California.  The SteinRoe  Capital
 Appreciation  Fund is advised by

Stein Roe & Farnham  Incorporated  of Chicago,  Illinois.  Strong  Discovery
 Fund II is advised by Strong
Capital Management, Inc. of Milwaukee, Wisconsin.


                                                  * * *
         Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio  managers  anticipate  changing economic and market conditions.  THERE IS NO ASSURANCE
THAT ANY OF THESE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

         The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

         Each Portfolio is registered with the Commission as an open-end, management investment company or a series thereof. The Commission does not supervise the management or the investment practices and policies of any of the Portfolios.

         Since some of the Portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life products and to qualified plans in certain circumstances, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more other separate accounts or qualified plans investing in the Portfolios. In the event of a material conflict, the affected insurance companies or qualified plans are required to take any necessary steps to resolve the matter, including stopping their separate accounts or qualified plans from investing in the Portfolios. See the Portfolios' prospectuses for more details.

         Additional information concerning the investment objectives and policies of all of the Portfolios and the investment adviser services and administrative services and charges can be found in the current prospectuses for the Funds, which can be obtained by calling the Service Center at P.O. Box 31720, Purchase, New York 28231-1728, telephone 800-258-4261. The Portfolios' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments to, or transfers among, the Sub-Accounts.

Addition, Deletion, or Substitution

      Transamerica does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Purchase Payments or transfers, so Transamerica retains the right to make changes in the Variable Account and in its investments.

      Transamerica reserves the right to eliminate the shares of any Portfolio held by a Sub-Account and to substitute shares of another Portfolio or of another investment company, for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in our judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. To the extent required by the 1940 Act, a substitution of shares attributable to the Owner's interest in a Sub-Account will not be made without prior notice to the Owners and the prior approval of the Commission. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Owners.

      New Sub-Accounts may be established when, in our discretion, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by us. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle. We may also eliminate one or more Sub-Accounts if, in our sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, we will notify the Owners and request a re-allocation of the amounts invested in the eliminated Sub-Account. We also reserve the right to restrict the transfer privilege.

      In the event of any such substitution or change, we may make such changes to your Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

                                               THE CONTRACT

         The Contract is a deferred variable annuity contract. Your rights and benefits are described below and in the certificate and group contract; however, we reserve the right to make any modification to conform the group contract and certificates thereunder to, or give you the benefit of, any federal or state statute or rule or regulation. The obligations under the Contract are our obligations.

         You as Owner will designate the Annuitant. You can be the Annuitant and must be the Annuitant in the case of a Qualified Contract issued to fund an IRA. (See "Qualified Contracts" on page 26.)

         Annuity payments will be made to the Annuitant after the Annuity Date unless, in the case of a Non-Qualified Contract, you designate a different Payee.

         The term "Contract" as used herein refers to a certificate issued under a group annuity contract. For each Contract, a different Account will be established and values and benefits will be calculated separately. The various administrative rules described below will apply separately to each Contract, unless otherwise noted.

Qualified Contracts

         The Contracts may be used to fund IRA rollovers for use in connection with Section 408(b) of the Code. If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner and Joint Owners cannot be named. In addition, minimum distributions from IRAs must commence not later than April 1st of the calendar year following the calendar year in which you attain age 701/2. You should consult your tax adviser concerning these matters.

         The Contract and prototype IRA endorsement have received IRS approval that they are acceptable under Section 408 of the Code, and that each individual who purchases a Contract with an IRA endorsement will be considered to have adopted a retirement savings program that satisfies the requirements of Section 408 of the Code. The IRS approval is a determination only as to the form of the Contract and does not represent a determination of the merits of the Contract.

         An IRA rollover is a rollover of certain kinds of distributions from qualified plans, Section 403(b) tax sheltered annuities, and individual retirement plans, following the rules set out in the Code to maintain special tax treatment, to an Individual Retirement Annuity.

                  PURCHASE PAYMENTS

Purchase Payments

         All Purchase Payments can be paid to the Service Center by a check payable to Transamerica. A confirmation will be issued to you upon the acceptance of each Purchase Payment. Acceptance is subject to the there being sufficient information in a form acceptable to us, and we reserve the right to reject any Purchase Payment.

         Your Contract will be issued and your Net Purchase Payment derived from the Initial Purchase Payment generally will be accepted and credited within two business days after receipt of an acceptable application and receipt of the Initial Purchase Payment at the Service Center.

         Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant (or Contingent Annuitant, if applicable) is living. Additional Purchase Payments must be at least $1,000. In addition, minimum allocation amounts apply (see "Allocation of Purchase Payments" page 13). Purchase Payments made by check are credited to your Contract as of the date of receipt of the payment at the Service Center.

         Total Purchase Payments may not exceed $1,000,000 without our prior approval.

         In no event may the sum of all Purchase Payments for a Contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments

         You specify either in a form and manner acceptable to Transamerica how Purchase Payments will be allocated among the Sub-Accounts. You may allocate each Net Purchase Payment to one or more of the Sub-Accounts as long as the portions are whole number percentages and any allocation percentage for a Sub-Account is at least 10%.

         Each Net Purchase Payment will be subject to the allocation percentages in effect at the time of receipt of such Purchase Payment. (A Net Purchase Payment is the Purchase Payment less any applicable premium taxes, including any retaliatory premium taxes should such taxes be levied in the future in New York or should you live in a state with such taxes in the future.) The allocation percentages for new Purchase Payments among the Sub-Accounts may be changed by you at any time by request in a manner and form acceptable to us. Any change will take effect with the first Purchase Payment received with or after receipt of notice of the change by our Service Center and will continue in effect until subsequently changed. The minimum amount of any new Purchase Payment that can be allocated to establish a Sub-Account is $1,000.

                                              ACCOUNT VALUE

         Before the Annuity Date, your Account Value is the total dollar amount of each Sub-Account credited to your Contract. The Account Value is equal to:
(a) Net Purchase Payments; plus or minus (b) any increase or decrease in the value of the Sub-Accounts due to investment results; less (c) the Mortality and Expense Risk Charge; less (d) the Administrative Expense Charge (if one is imposed); less (e) Annual Contract Charge; less (f) any Transfer Fees; and less
(g) withdrawals from the Sub-Accounts less any premium taxes applicable to those withdrawals.

         A Valuation Period is the period between successive Valuation Days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each Valuation Day and ends at the close of the New York Stock Exchange on the next succeeding Valuation Day. A Valuation Day is each day that the New York Stock Exchange is open for regular business. The value of the Variable Account assets is determined at the end of each Valuation Day. To determine the value of an asset on a day that is not a Valuation Day, the value of that asset as of the end of the next Valuation Day will be used.

         The  Account  Value is  expected  to change  from  Valuation  Period to
Valuation  Period,   reflecting  the  investment   experience  of  the  selected
Portfolios as well as the deductions for charges.

         Any time the value in a Sub-Account is less than $250, whether by transfer, withdrawal or investment experience, we reserve the right to transfer the balance in the Sub-Account to the Money Market Sub-account.

         Net Purchase Payments are used to purchase Variable Accumulation Units in the Sub-Account or Sub-Accounts you select. The number of Variable Accumulation Units to be credited for each Sub-Account will be determined by dividing the portion of each Net Purchase Payment allocated to the Sub-Account by the Variable Accumulation Unit Value determined at the end of the Valuation Period during which the Net Purchase Payment was received. Variable Accumulation Units for Purchase Payments will be credited at the end of the Valuation Period during which we receive the payment. The value of a Variable Accumulation Unit for each Sub-Account for a Valuation Period is established at the end of each Valuation Period and is calculated by multiplying the value of that unit at the end of the prior Valuation Period by the Sub-Account's Net Investment Factor for the Valuation Period.

         The Net Investment Factor is a formula that reflects the changes in the value of a share of the applicable Portfolio (and any dividends declared by the Portfolio); it is used to determine the value of Accumulation Units. The applicable formula can be found in the Statement of Additional Information. The value of a Variable Accumulation Unit may go up or down.

         Unlike a brokerage account, this account is not covered by the Securities Investor Protection Corporation ("SIPC").

                                    TRANSFERS

In General

         Prior to the Annuity Date you may transfer all or part of your Account Value among the Sub-Accounts by sending a written request to our Service Center. The minimum amount which may be transferred is the lesser of $1,000 or the entire value of the Sub-Account from which the transfer is being made. The request must specify the amounts being transferred from each Sub-Account, and the amounts being transferred to each Sub-Account that will receive the transfer.

         Currently, there is no limit on the number of transfers you can make and there is no charge for the first ten transfers each Contract Year, but there is a charge of $10 (or 2% of the amount of the transfer, whichever is less) for each additional transfer in each Contract Year. We reserve the right to limit the number of transfers you can make.

         A transfer generally will be effective on the date the request for transfer is received by our Service Center if received before 4:00 p.m. Eastern Time. Under current law, there will not be any tax liability to you if you make a transfer.

         Transfers may also be subject to such terms and conditions as may be imposed by the Portfolios.

         Transfers among the Sub-Accounts will result in the purchase and/or cancellation of Variable Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Sub-Account. The purchase and/or cancellation of such units generally shall be made using the Variable Accumulation Unit value of the applicable Sub-Accounts as of the end of the Valuation Day in which the transfer is effective.

Possible Restrictions

                  We reserve the right, without prior notice, to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time and for any reason. For example, restrictions may be necessary to protect Contract Owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant Sub-Account values from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of investment opportunities because the Portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by Contract Owners. Therefore, we reserve the right to require that all transfer requests be made by the Owners and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to us. We also reserve the right to request that each transfer request be submitted in writing and be manually signed by the Owner(s); facsimile transfer requests may not be allowed.

Dollar Cost Averaging (Automatic Transfers)

         Prior to the Annuity Date, you may automatically transfer without charge amounts from one Sub-Account selected, from among those being allowed under this option, to any of the other Sub-Accounts on a monthly basis. The transfers will begin on the tenth day of the next month following receipt of the request, provided that automatic transfers will not commence until the later of
(a) 30 days after the Annuity Issue Date, or (b) the estimated end of the Free Look Period. Transfers will continue unless terminated by you or automatically terminated by us because there are insufficient funds in the applicable Sub-Account, or for other reasons as set forth in the Contract.

         Automatic transfers must meet the following conditions: (1) the minimum amount that can be transferred out of the selected Sub-Account is $250 per month; and (2) the minimum amount transferred into any other Sub-Account is the greater of $250 or 10% of the amount being transferred that month. At the time of your election and of the first automatic transfer made under this option, the amount in the selected Sub-Account from which the transfers are to be made must be at least $5,000.

         Automatic transfers will not count toward the limitation of 10 free transfers per Contract Year.

                                             CASH WITHDRAWALS

Withdrawals

         You (the Owner) may withdraw all or part of your Account Value at any time during the life of the Annuitant and prior to the Annuity Date by request in a manner and form acceptable to us at our Service Center, subject to the rules below. Federal or state laws, rules or regulations may apply. The amount payable to you if you surrender your Contract on or before the Annuity Date is your Account Value less any applicable premium taxes. No withdrawals may be made after the Annuity Date.

         A full surrender will result in a cash withdrawal payment equal to the Account Value (less any applicable premium taxes) at the end of the Valuation Period during which the request is received. A request for a partial withdrawal will result in a reduction in your Account Value equal to the sum of the dollar amount withdrawn.

         Partial withdrawals must be at least $1,000. You may instruct our Service Center as to the amounts to be withdrawn from each Sub-Account. If not so instructed, our Service Center will effect such withdrawal pro rata from all Sub-Accounts in which your Account Value is invested.

         A partial withdrawal will not be processed if it would reduce the Account Value to less than $2,000. In that case, you will be contacted to decide either to: (a) withdraw a lesser amount (subject to the $1,000 minimum) leaving an Account Value of at least $2,000; or (b) completely surrender the Contract. You will have ten days to notify us of your decision. Amounts payable will be determined as of the end of the Valuation Period during which the subsequent instructions are received. If, after the expiration of the 10-day period, no election is received from you, the withdrawal request will be considered null and void, and no withdrawal will be processed.

         Withdrawals are generally taxable transactions (this includes APO withdrawals and Systematic Withdrawals discussed below). Moreover, the Code provides that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals. The Code generally requires us to withhold federal income tax from withdrawals. However, generally you will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the withdrawal which is included in your income and subject to federal income tax. The current tax withholding rate is 10% of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes. (See "Federal Tax Matters," page 23.)

         Withdrawal requests must be made in writing to ensure that your instructions regarding withholding are followed.

         Since you assume the investment risk under the Contract, the total amount paid upon surrender of your Contract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments you made.

         Withdrawal (including surrender) requests generally will be processed as of the end of the Valuation Period during which the completed request, including any necessary forms, is received by the Service Center. Payment of any cash withdrawal or lump sum death benefit due from the Variable Account will occur no longer than seven days from the date the request is received, except that we may postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of Owners. The withdrawal request will be effective when any necessary withdrawal request forms are received. Payments of any amounts derived from Purchase Payment paid by check may be delayed until the check has cleared the Owner's bank.

         After a surrender of your total Account Value, or at any time that your Account Value is zero, all your rights under the Contract will terminate.

         Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of the Code, reference should be made to the Code and the terms of the particular retirement plans for any additional limitations or restrictions on cash withdrawals.

Systematic Withdrawal Option

         Under the Systematic Withdrawal Option, you can instruct Transamerica to make automatic payments of a predetermined dollar amount or fixed percentage of the Account Value to you monthly. To be eligible for systematic withdrawal, the Account Value must be at least $15,000 at the time you elect the Systematic Withdrawal Option and at the time of the first withdrawal. The minimum systematic withdrawal payment is $150.

         Systematic withdrawals will commence on the fourth day of the month following receipt of the election at our Service Center. Such date may not be earlier than: (a) 30 days after the Annuity Issue Date shown on the Certificate Data page; or (b) the end of the Free Look Period, whichever is later. If the fourth day is not a Valuation Day, systematic withdrawals will start on the next following Valuation Day. Subsequent withdrawals will be made on the fourth day of each month thereafter. To ensure that your instructions regarding withholding are followed, requests for systematic withdrawal must be in a manner and form acceptable to the Service Center. You may specify the Sub-Accounts from which systematic withdrawals will be made, but if you do not specify the Sub-Accounts from which systematic withdrawals are to be taken, systematic withdrawals will be taken pro-rata from all Sub-Accounts on the date of each systematic withdrawal.

         When using systematic withdrawals, an Owner may not simultaneously participate in the Automatic Payout Option.

         Systematic   withdrawals   may  be  taxable,   subject  to  income  tax
withholding, and subject to the 10% penalty tax. (See "Federal Tax Matters," page 23.)

         Qualified Policies are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. A qualified tax adviser should be consulted before a Systematic Withdrawal Option is requested. (See "Federal Tax Matters," page 23.)

Automatic Payout Option ("APO") For Qualified Plans

         Prior to the Annuity Date, for Qualified Contracts (IRAs) only, you may elect the Automatic Payout Option ("APO") to satisfy minimum distribution requirements under Section 408(b)(3) of the Code with regard to this Contract. This may be elected no earlier than six months prior to the calendar year in which you attain age 701/2, but payments may not begin earlier than January 1 of such calendar year and APO cannot be elected later than the month immediately preceding the month in which you attain age 84. The APO may not be elected while systematic withdrawals are in effect. Payments will continue unless terminated by you or automatically terminated by us as stated in the Contract.


         To be eligible for this option,  the following  conditions must be met:
(1) your Account Value must be at least $15,000 at the time of election and the time of the first APO withdrawal; and (2) the annual withdrawal amount is the larger of the required minimum distribution for this contract as defined under Code Section 408(b)(3) or $1,000.

         APO allows the required minimum distribution to be paid periodically from any of the Sub-Accounts. If there are insufficient funds in any of the Sub-Accounts to make a withdrawal, or for other reasons as set forth in the Contract, this option will terminate. If you have more than one qualified plan subject to the Code's minimum distribution requirement, you must consider all such plans in the calculation of your minimum annual distribution requirement, but Transamerica will make calculations and distributions with regard to this Contract only. Termination of distributions from this Contract will not relieve you from your distribution requirements if you own multiple contracts.

         You may also make partial withdrawals in addition to APO withdrawals, subject to the withdrawal provisions of the Contract.

         APO withdrawals may be taxable and subject to income tax withholding.

         APO is not available with respect to the Fixed Account. Therefore, it may be necessary to transfer amounts from the Fixed Account to the Variable Account to continue APO withdrawals and if such transfers are from a Guarantee Period before its Expiration Date, the amount will be subject to an interest adjustment.

                                              DEATH BENEFIT

         Before the Annuity Date, the death benefit will equal the larger of (1) the sum of the Purchase Payments, less withdrawals and less premium or similar taxes as of the date of death of you or the Annuitant, or (2) your Account Value, as of the end of the Valuation Period during which the later of (a) due Proof of Death is received by our Service Center and (b) a written notice of the method of settlement elected by the Beneficiary is received at our Service Center. (See "Designation of Beneficiaries," page 17.) If no settlement method is elected, the death benefit will be paid in a lump sum no later than one year after the date of death. Until the death benefit is paid, the Account Value remains in the Variable Account, and fluctuates with the investment performance of the applicable Portfolio(s). Accordingly, the amount of the death benefit depends on the Account Value at the time the death benefit is paid (not on the date of death).

         Due Proof of Death may be: (a) a certified copy of a death certificate;
(b) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; or (c) a written statement by a medical doctor who attended the deceased; and any other proof and documents satisfactory to us.

Payment of Death Benefit

         The death benefit is generally payable upon receipt of Proof of Death of you or the Annuitant. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit or, subject to any limitations under any state or federal law, rule, or regulation, under one of the annuity forms, unless a settlement agreement is effective under the Contract preventing such election. If no settlement method is elected within one year of the date of death, the death benefit will be paid in a lump sum based upon the Account Value at that time (i.e., one year after the date of death). The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws. (See "Federal Tax Matters," page 23.)

Designation of Beneficiaries

         You may select one or more Beneficiaries and name them in the application or a Beneficiary designation form. If you select more than one Beneficiary, unless you otherwise indicate, they will share equally in any death benefits payable in the event of the Annuitant's death before the Annuity Date if there is no Contingent Annuitant or upon your death if there is no Joint Owner. Different Beneficiaries may be named with respect to the Annuitant's death ("Annuitant's Beneficiary") and your death ("Owner's Beneficiary"). Before the Annuitant's death, you may change any Beneficiary by written notice to the Service Center. You may also make the designation of a Beneficiary irrevocable by sending written notice to and obtaining approval from our Service Center. Irrevocable Beneficiaries may be changed only with the written consent of the designated Irrevocable Beneficiaries, except to the extent required by law.

         The interest of any Beneficiary who dies before you or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after your or the Annuitant's death, will also terminate if no benefits have been paid, unless the Contract has been endorsed to provide otherwise. The benefits will then be paid as though the Beneficiary has died before you or the Annuitant. If the interest of all designated Beneficiaries has terminated, or if you do not designate a Beneficiary, any benefits payable will be paid to your estate.

         We may rely on an affidavit by any responsible person in determining the identity or non-existence of any Beneficiary not identified by name.

Death of Annuitant Prior to the Annuity Date

         If the Annuitant dies prior to the Annuity Date, the Annuitant is not an Owner, and there is no Contingent Annuitant, a death benefit under the Contract relating to that Annuitant will be paid to the Annuitant's Beneficiary. If there is a Contingent Annuitant, then the Contingent Annuitant will become the Annuitant and no Death Benefit shall be payable.

Death of Owner Prior to the Annuity Date

         If an Owner dies before the Annuity Date, a death benefit will be paid to the Owner's Beneficiary. If your Joint Owner or Beneficiary is your spouse, then your spouse may elect to treat the Contract as his or her own.

Death of Owner or Annuitant After the Annuity Date

      If an Owner or the Annuitant dies after the Annuity Date, the remaining undistributed portion, if any, of the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some annuity forms, there will be no death benefit.

                                          CHARGES AND DEDUCTIONS

    THIS PRODUCT HAS NO SALES CHARGE AND NO WITHDRAWAL OR SURRENDER CHARGES.

         No deductions are made from Purchase Payments except for any applicable premium taxes. Therefore, the full amount of the Purchase Payments (less any applicable premium tax charges) is invested in the Variable Account.

         As more fully described below, charges under the Contract are assessed only as deductions for premium taxes, if applicable, as charges against the assets of the Variable Account for our assumption of mortality and expense risks and administrative expenses (if charged), for certain transfers, and as an Annual Contract Charge.

         In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. These fees and expenses are described in the Portfolios' prospectuses and their Statements of Additional Information.

Mortality and Expense Risk Charge

         We deduct a Mortality and Expense Risk Charge from the Variable Account at the end of each Valuation Period to compensate us for bearing certain mortality and expense risks under the Contracts. This is a daily charge equal to an effective annual rate of 0.85% of the value of the net assets in the Variable Account. We guarantee that this charge will never increase beyond 0.85%.

         The Mortality and Expense Risk Charge is reflected in the Variable Accumulation Unit Values for each Sub-Account.

         Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the annuity tables and other provisions contained in the Contract. Thus you are assured that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

         We also bear substantial risk in connection with the death benefit before the Annuity Date, since we will pay a death benefit equal to the greater of your Account Value or your Purchase Payments less withdrawals and premium taxes applicable to such withdrawals (so we bear the risk of unfavorable experience in the Sub-Accounts).

         The expense risk assumed by us is the risk that our actual expenses in administering the Contracts and the Variable Account will be greater than anticipated, or exceed the amount recovered through the Annual Contract Charge plus the amount, if any, recovered through Transfer Fees and the Administrative Expense Charge (currently not being charged).

         If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. Conversely, if this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Administrative Expense Charges

         We currently deduct a $25 (or 2% of Account Value if less) Annual Contract Charge from the Account Value on each Contract Anniversary to partially cover our costs for administering the Contracts and the Variable Account. The Annual Contract Charge is deducted from the Money Market Sub-Account. If there are not sufficient funds in the Money Market Sub-Account to cover the Annual Contract Charge, then the Charge or any portion thereof will be deducted pro rata from the other Sub-Accounts in the proportion that the Account Value in a Sub-Account bears to the total Account Value in all Sub-Accounts.

         We currently do not deduct any other administrative expense charge. However, we reserve the right to deduct such a charge from the Variable Account at the end of each Valuation Period at an effective annual rate that is guaranteed not to exceed 0.15% of the assets held in the Variable Account. We will provide you at least 30 days written notice before any such charge is imposed.

Premium Tax Charge

         We may be required to pay state premium taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Purchase Payments or values under the Contracts. Depending upon applicable state law, we will deduct charges for the premium taxes we incur with respect to a particular Contract from the Purchase Payments, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same Purchase Payment, depending on applicable state law. Other Taxes

         Under present laws, we will incur state or local taxes (in addition to the premium taxes described above) in several states. No charges are currently made for taxes other than state premium taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Portfolio Expenses

         The value of the assets in the Variable Account reflects the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios are found in the Funds' prospectuses. (See "The Portfolios," page 9.) Current prospectuses for the Portfolios can be obtained by calling the Service Center at 800-258-4261 or P.O. Box 31728, Charlotte, North Carolina 28231-1728.

Transfer Fee

         There will be a $10 (or 2% of the amount of the transfer, if less) charge for each transfer in excess of ten transfers in any Contract Year.

                                             ANNUITY PAYMENTS

Election of Annuity Date and Annuity Form

         The Annuity Date is the date that your Account Value (less any applicable premium taxes) is applied to provide the annuity payments under your selected annuity form (unless your entire Account Value has been withdrawn or the death benefit has been paid to the Beneficiary prior to that date). When the contract is issued, the designated annuity form is a Life Annuity with period certain of 120 months (10 years). Before the Annuity Date, and while the Annuitant is living, you may change the Annuity Date or annuity form by written request. The request for change of the Annuity Date or annuity form must be received by the Service Center at least 30 days prior to the Annuity Date. We will provide you with at least 90 days notice of your Annuity Date so you can change the date or the annuity form, if you so desire.

         The Annuity Date must not be earlier than the first day of the calendar month coinciding with or next following the first Contract Anniversary. The latest Annuity Date which may be elected is the first day of the calendar month immediately preceding the month of the Annuitant's 85th birthday. The Annuity Date must be the first day of a calendar month and initially will be the first day of the month prior to the Commencement of Annuity Payment Date selected by you at the time the application is completed. The first annuity payment will be on the Commencement of Annuity Payment Date, which is the first day of the month immediately following the Annuity Date.

Fixed Annuity Payment

         The amount of each annuity payment is fixed and will remain constant pursuant to the terms of the annuity form elected (variable annuity payment options are not currently offered). On the Annuity Date, the Account Value will be transferred to our general account assets. The amount of annuity payments will be established by the fixed annuity forms selected and the age and sex (unless unisex rates are required by law) of the Annuitant. The annuity payments will not reflect investment experience after the Annuity Date. The fixed annuity payment amounts are determined by applying the Annuity Purchase Rate specified in your Contract to the annuity form selected by you. Payments may change after the death of the Annuitant under some annuity forms; the amounts of these changes are fixed on the Annuity Date.


Choice of Annuity Forms

         You may choose any of the four annuity forms described below. Subject to our approval, you may select any other annuity forms then being offered by us.

         (1) Life Annuity. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments end with the payment due just before the Annuitant's death. There is no death benefit under this form. It is possible that only one payment will be made under this form if the Annuitant dies before the second payment is due; only two payments will be made if the Annuitant dies before the third payment is due, and so forth.

         (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments will continue for as long as the Annuitant lives. After the Annuitant dies, payments will be made to the Contingent Annuitant, if living, for as long as the Contingent Annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the Contingent Annuitant. There is no death benefit after both die. If the Contingent Annuitant does not survive the Annuitant, payments will end with the payment due just before the death of the Annuitant. It is possible that only one payment or very few payments will be made under this form, if the Annuitant and Contingent Annuitant die shortly after payments begin.

         The request for this form must: (a) name the Contingent Annuitant;  and
(b) state the percentage of payments for the Contingent Annuitant. Once Annuity Payments start under this annuity form, the person named as Contingent Annuitant, for purposes of being the measuring life, may not be changed. We will require proof of age for the Annuitant and for the Contingent Annuitant before payments start.

         (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments will be made for the longer of: (a) the Annuitant's life; or (b) the period certain. The period certain may be 120 or 180 or 240 months, but in no event may it exceed the life expectancy of the Annuitant.

         If the Annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the Annuitant's death. No benefit will then be payable to the Annuitant's Beneficiary.

         If the Annuitant dies during the period certain, the rest of the period certain payments will be made to the Annuitant's Beneficiary; you may elect to have the commuted value of these payments paid in a single sum. We will determine the commuted value by discounting the rest of the payments at the then current rate of interest used by us for commuted values.

         If after the Annuitant's death, you have not elected to have the commuted value paid in a single sum and if the Annuitant's Beneficiary dies before all of the payments under the period certain have been made, you may designate a Payee to receive any remaining payments. If the Annuitant's Beneficiary dies before receiving all of the remaining period certain payments and a designated Payee does not survive the Annuitant's Beneficiary for at least 30 days, then the remaining payments will be paid to you, if living, otherwise in a single sum to your estate.

         The request for this form must: (a) state the length of the period certain; and (b) name the
Annuitant's Beneficiary.

         (4) Joint and Survivor Annuity. Payments will be made to the Annuitant, starting on the first day of the month immediately following the Annuity Date, if and for as long as the Annuitant and the Joint Annuitant are living. After the Annuitant or the Joint Annuitant dies, payments will continue for as long as the survivor lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that only one payment or very few payments will be made under this form if the Annuitant and the Joint Annuitant both die shortly after payments begin.

         The selection of the Joint and Survivor Annuity form may have adverse tax consequences and competent tax and legal counsel should be sought before you select it.

         The request for this form must: (a) name the Joint Annuitant; and (b) state the percentage of continued payments for the survivor. Once payments start under this annuity form, the person named as Joint Annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the Joint Annuitant before payments start.

         (5) Other Forms of Payment. Benefits can be provided under any other annuity form not described in this section subject to our agreement and any applicable state or federal law or regulation. Requests for any other annuity form must be made in writing to our Service Center at least 30 days before the Annuity Date.

                                                  * * *
         For annuity forms involving life income, the actual age and/or sex of the Annuitant, or a Joint or Contingent Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's (or Joint or Contingent Annuitant's) age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants. In the event that an annuity form is not selected at least 30 days before the Annuity Date, we will make annuity payments in accordance with the "Life Annuity With Period Certain" of 120 months, and the applicable provisions of the Contract.
         The Annuity Date and annuity forms available for Qualified Contracts may also be controlled by endorsements, the plan documents, or applicable law.

         If the amount of the monthly annuity payment would be less than $20 or if your Account Value (less any applicable premium tax charge) is less than $2,000, we reserve the right to offer a less frequent mode of payment or to pay that amount in a lump sum cash payment to you.

         Once payments start under the annuity form selected by the Owner: (a) no changes can be made in the annuity form; (b) no additional Purchase Payments will be accepted under the Contract; and (c) no further withdrawals other than withdrawals made to provide annuity benefits, will be allowed.

         You may, at any time after the Annuity Date, request, in a manner and form acceptable to us, the Service Center to change the Payee of annuity benefits being provided under the Contract. The effective date of change in Payee will be the later of: (a) the date we receive the notice for such change; or (b) the date specified by you. If the Contract is issued as an IRA, you may not change the Payee on or after the Annuity Date.

                                                  * * *
         A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. State income tax withholding may also apply. (See "Federal Tax Matters," page 23.)

Alternate Fixed Annuity Rates

         The amount of any fixed annuity payments will be determined on the Annuity Date by using either the guaranteed fixed annuity rates or our current single Purchase Payment fixed annuity rates at that time, whichever would result in a higher amount of monthly fixed annuity payments.

                                           FEDERAL TAX MATTERS

Introduction

         The following discussion is a general description of federal tax considerations relating to the Contracts and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a
distribution   under  the  Contract.   Any  person  concerned  about  these  tax
implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The  Contract  may  be   purchased   on  a  non-tax   qualified   basis
("Non-Qualified Contract") or purchased and used in connection with plans qualifying for special tax treatment ("Qualified Contract"). Qualified Contracts are designed for use in connection with plans entitled to special income tax treatment under Section 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of retirement plan, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from a Qualified Contract in order to continue receiving special tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

         The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

Taxation of Annuities

         In General

         Section 72 of the Code governs taxation of annuities in general. We believe that an Owner who is a natural person generally is not taxed on increases (if any) in the value of an Account Value until distribution occurs by withdrawing all or part of the Account Value (e.g., withdrawals or annuity payments under the annuity form elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Qualified Contracts cannot be assigned or pledged.

         The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Account Value over the "investment in the contract" (discussed below) during each taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

         The following discussion generally applies to a Contract owned by a natural person.

         Withdrawals

         In the case of a withdrawal under a Qualified Contract, including withdrawals under the Automatic Payout Option, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

         With respect to Non-Qualified Contracts, partial withdrawals, including systematic withdrawals, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The "investment in the Contract" generally is equal to the amount of Purchase Payments made. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

         Annuity Payments

         Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the investment in the contract is recovered, the full amount of any additional annuity payments is taxable. For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

         Penalty Tax

         In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Owner attains age 59 1/2; (2) made as a result of death or disability of the Owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary." Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

         Taxation of Death Benefit Proceeds

         Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross income.

         Required Distributions upon Owner's Death

         Notwithstanding any provision of the Contract or this prospectus to the contrary, no payment of benefits provided under the Contract will be allowed that does not satisfy the requirements of Section 72(s) of the Code.

         Notwithstanding any other provision of the Contract or this prospectus, if the Owner dies before the Annuity Date, the Death Benefit payable to the Owner's Beneficiary will be distributed as follows:

         (a)      the Death Benefit must be completely  distributed  within
five years of the Owner's date
                  of death; or
         (b) the Owner's Beneficiary may elect, within the one year period after the Owner's date of death, to receive the Death Benefit in the form of an annuity from us, provided that: (1) such annuity is distributed in substantially equal installments over the life of such Owner's Beneficiary or over a period not extending beyond the life expectancy of such Owner's Beneficiary; and (2) such distributions begin not later than one year after the Owner's date of death.

         Notwithstanding (a) and (b) above, if the sole Owner's Beneficiary is the deceased Owner's surviving spouse, then such spouse may elect, within the one year period after the Owner's date of death, to continue the contract under the same terms as before the Owner's death. Upon receipt of such election from the spouse, in a form and manner acceptable to us, at our Service Office: (1) all rights of the spouse as Owner's Beneficiary under the contract in effect prior to such election will cease; (2) the spouse will become the Owner of the contract and will also be treated as the Contingent Annuitant, if none has been named and only if the deceased Owner was the Annuitant; and (3) all rights and privileges granted by the contract or allowed by Transamerica will belong to the spouse as Owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a Purchase Payment to the Contract or fails to make a timely election as described in this paragraph.


If the Owner's Beneficiary is a non-spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death. If the non-spouse Owner's Beneficiary is not an individual, then only a cash payment will be paid.

If no election is received by us from a non-spouse Owner's Beneficiary within the one year period after the Owner's date of death, then we will pay the Death Benefit to the Owner's Beneficiary in a cash payment. The Death Benefit will be determined as of the date we make the cash payment. Such cash payment will be in full settlement of all our liability under the contract.


         If the Annuitant dies after the annuity starts, any benefit payable will be distributed at least as rapidly as under the Annuity Form then in effect.

         If the Owner dies after the annuity starts, any benefit payable will continue to be distributed at least as rapidly as under the Annuity Form then in effect. All of the Owner's rights granted under the contract or allowed by us will pass to the Owner's Beneficiary.


         Joint Ownership - For purposes of this section, if the contract has Joint Owners we will consider the date of death of the first Joint Owner as the death of the Owner and the surviving Joint Owner will become the Owner of the Contract subject to the required distribution requirements described above.


         Transfers, Assignments, or Exchanges

         Transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such designation, transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

         Multiple Contracts

         All deferred, non-qualified contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.


         Withholding

         Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. (See discussion of this election under "Withdrawals" on page 15.)

         Possible Changes in Taxation


         Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purpose of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.



Other Tax Consequences

         As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Qualified Plans --- Individual Retirement Annuities

         The Contract is designed for use with IRA rollovers. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (each referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of certain limits annually, distributions that do not satisfy specified requirements, and certain other transactions. In addition, IRAs are subject to limitations on the amount that can be contributed and deducted and the time when distributions can commence. A Qualified Contract will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Restrictions under Qualified Contracts

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts.

General

         At the time the Initial Purchase Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the Initial Purchase Payment is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum Initial Purchase Payment stated above. Additional Purchase Payments under a Contract must qualify for the same federal income tax treatment as the Initial Purchase Payment under the Contract; we will not accept an additional Purchase Payment under a Contract if the federal income tax treatment of such Purchase Payment would be different from that of the Initial Purchase Payment.

                                             PERFORMANCE DATA

         From time to time, we may advertise yields and average annual total returns for the Sub-Accounts of the Variable Account. In addition, we may advertise the effective yield of the Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

         The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a Sub-Account (other than the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

         The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular Contract. To the extent that premium taxes are applicable to a particular Contract, the yield of that Contract will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

         The average annual total return of a Sub-Account refers to return quotations assuming an investment has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding premium taxes) as of the last day of each of the periods for which total return quotations are provided. For additional information regarding yields and total returns calculated using the standard formats briefly described herein, please refer to the Statement of Additional Information.

         Performance information for any Sub-Account reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Sub-Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

         Reports and promotional literature may also contain other information including (1) the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

         We may from time to time also disclose cumulative (non-annualized) total returns for the Sub-Accounts. We may from time to time also disclose yield and standard total returns for any or all Sub-Accounts.

         We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Variable Account commenced operations.

         For  additional   information   regarding  the   calculation  of  other
performance data, please refer to the Statement of Additional Information.

                                      DISTRIBUTION OF THE CONTRACTS

         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the  Contracts.  TSSC is  registered  with the  Commission  as a broker/dealer  and is a member of the
National  Association of Securities  Dealers,  Inc.  ("NASD").  Its principal offices are located at 1150
South Olive Street, Los Angeles, California 90015, telephone 213-741-7702

                                              VOTING RIGHTS

         To the extent required by applicable law, all Portfolio shares held in the Variable Account will be voted by us at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Portfolio shares in our own right, we may elect to do so.

         Before the Annuity Date, you, the Owner, have the voting interest. The number of votes which are available to you will be calculated separately for each Sub-Account. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Contract Value is allocated. You have no voting interest after the Annuity Date.

         The number of votes of a Portfolio will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.

         Shares as to which no timely instructions are received and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

         Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

         It should be noted that generally the Funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.


                                         PREPARING FOR YEAR 2000

         As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the Policies, Transamerica has determined that is own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the policies, to certify that the software or services will be Year 2000 compliant. In determining the variable accumulation unit values for each Sub-Account of the Variable Account, Transamerica is reliant upon information received from the Portfolios and is confirming that Year 2000 issues will not interfere with this flow of information. As of the date of this prospectus, it is not anticipated that Policy Owners will experience negative affects on their investment, or on the services received in connection with their Policies, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000.

                                            LEGAL PROCEEDINGS

         There is at present no pending material legal proceeding to which the Variable Account is a party or to which the assets of the Variable Account are subject. We are involved in various kinds of litigation which, in management's judgment, is not of material importance in relation to our total assets or to the assets of the Variable Account.

                                              LEGAL MATTERS

         The organization of Transamerica, Transamerica's authority to issue the Contract, and the validity of the form of the Contract have been passed upon by James W.
 Dederer,  Secretary  and General
Counsel of Transamerica.

                                               ACCOUNTANTS


The financial statements of Transamerica at December 31, 1997 and 1996, and for each of the three years in the period then ended December 31, 1997, and the financial statements for the Variable Account at December 31, 1997, and for each of the two years in the period then ended, appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm experts in accounting and auditing.


                                          AVAILABLE INFORMATION

         We have filed a registration statement ("Registration Statement") with the Commission under the Securities Act of the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

                                   STATEMENT OF ADDITIONAL INFORMATION

      A Statement of Additional Information is available upon request which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                                            TABLE OF CONTENTS



Page
THE CONTRACT...............................................
 3
ADDITIONAL DEFINITIONS.....................................
 3
NET INVESTMENT FACTOR......................................
 4
GENERAL PROVISIONS.........................................
 4
CALCULATION OF PERFORMANCE DATA............................
 6
TERMINATION OF DOLLAR COST AVERAGING.......................
 8
FEDERAL TAX MATTERS........................................
 9
DISTRIBUTION OF THE CONTRACTS..............................
10
SAFEKEEPING OF ACCOUNT ASSETS..............................
11
TRANSAMERICA...............................................
11
STATE REGULATION...........................................
11
RECORDS AND REPORTS........................................
11
FINANCIAL STATEMENTS.......................................
11












Distinct Assets from Transamericasm, a Variable Annuity issued by Transamerica Life Insurance Company of New York, Policy form FTCG-101-193.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                       DISTINCT ASSEST from TRANSAMERICAsm
                               A VARIABLE ANNUITY

                                    Issued by

                                Transamerica Life
                          Insurance Company of New York
                             100 Manhattanville Road
                            Purchase, New York 10577
                                                  (914) 701-6000




         This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the deferred variable annuity contract ("Contract") offered by Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company) ("Transamerica") and its Separate Account VA-5NLNY ("Variable Account"). You may obtain a copy of the Prospectus dated May 1, 1998, as supplemented from time to time, by writing to the Service Center, at 800-258-4261 or P.O. Box 31728, Charlotte, North Carolina 28231-1728. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


                THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
                       PROSPECTUS AND SHOULD BE READ ONLY
              IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                                Dated May 1, 1998

                                TABLE OF CONTENTS

                                                    Page
THE CONTRACT.............................  3
ADDITIONAL DEFINITIONS...................  3
NET INVESTMENT FACTOR....................  4
GENERAL PROVISIONS.......................  4
CALCULATION OF PERFORMANCE DATA..........  6
TERMINATION OF DOLLAR COST AVERAGING.....  8
FEDERAL TAX MATTERS......................  9
DISTRIBUTION OF THE CONTRACTS............ 10
SAFEKEEPING OF ACCOUNT ASSETS............ 11
TRANSAMERICA............................. 11
STATE REGULATION......................... 11
RECORDS AND REPORTS...................... 11
FINANCIAL STATEMENTS..................... 11
                           (Additional  page  references  refer  to the  current
Prospectus.)

                                               THE CONTRACT

         As a supplement to the description in the Prospectus, the following provides additional information about the Contract which may be of interest to you.

         The contract will be issued as a certificate under a group annuity contract. The term "Contract: as used herein refers to a certificate issued under the group contract. The group contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the Contract. You, the Owner, have all rights and benefits under the Contract.

                                          ADDITIONAL DEFINITIONS

Account: The account established and maintained for you under the Contract to which your Net Purchase
Payments are credited.

Account  Value:  The  Account  Value  is equal  to:  (a) Net  Purchase
 Payments;  plus or  minus  (b) any
increase or decrease in the value of the Sub-Accounts due to investments results;  less (c) charges;  and
less (d) withdrawals from the Sub-Accounts.

Age:  The applicable person's age nearest birthday.

Annuitant's Beneficiary: The person or persons named by you, the Owner, who may receive the death benefits under the Contract if: (a) there is no named Contingent Annuitant and the Annuitant dies before the Annuity Date; or (b) the Annuitant dies after the Annuity Date under an Annuity Form containing a period certain option.

Annuity Issue Date: The effective date of your Contract as shown on the Contract.

Code: The U.S. Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

Contingent Annuitant: The person who: (a) becomes the Annuitant if the Annuitant dies before the Annuity Date; or (b) may receive benefits under the Contract if the Annuitant dies after the Annuity Date under an Annuity Form containing a contingent annuity option.

Contract Anniversary: The same month and day as the Annuity Issue Date in each calendar year after the calendar year in which the Annuity Issue Date occurs.

Contract Year: A 12-month period from the Annuity Issue Date and ending with the day before the Contract Anniversary and each twelve month period thereafter.

Owner's Beneficiary: The person who becomes the Owner of the Contract is the Owner dies. If the Contract has Joint Owners, the surviving Joint Owner will be the Owner's
 Beneficiary.

Valuation  Day: Any day the New York Stock  Exchange is open for trading.
 Valuation  occurs  currently as
of 4:00 p.m. ET each Valuation Day.

Valuation  Period:  The time interval  between the closing of the New
 York Stock  Exchange on  consecutive
Valuation Days.

Withdrawals: Refers to partial withdrawals, full surrenders, and withdrawals under the Automatic Payout
Option that are paid in cash to you.

                                          NET INVESTMENT FACTOR

         For any Sub-Account of the Variable Account, the Net Investment Factor for a Valuation Period, before the Annuity Date, is (a) divided by (b), minus
(c),

Where (a) is

         The net asset value per share held in the Sub-Account, as of the end of the Valuation Period,

                                              plus or minus

         The per-share amount of any dividend or capital gain distribution if the "ex-dividend" date occurs in the Valuation Period,

                                              plus or minus

         A per-share charge or credit as of the end of the Valuation Period for tax reserves for realized and unrealized capital gains, if any.

Where (b) is

         The net asset value per-share held in the Sub-Account as of the end of the last prior Valuation Period.

Where (c) is

         The daily charge of 0.002319% (0.85% annually) for assuming the mortality and expense risks under this Contract times the number of calendar days in the current Valuation Period, plus

         The daily Administrative Expense Charge (currently zero) times the number of calendar days in the current Valuation Period. This charge will not exceed 0.000411% (0.15% annually).

A Valuation Day is defined as any day that the New York Stock Exchange is open.

Example of Variable Accumulation Unit Value Calculations

         Assume the net asset value per share of a Portfolio at he end of the current Valuation Period is $20.15; at the end of the immediately preceding Valuation Period was $20.10; the Valuation Period is one day; and no dividends or distribution caused the Portfolio shares to go "ex-dividend" during the current Valuation Period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for the Mortality and Expense Risk Charge 0.002319% (the daily equivalent of the current charge of 0.85% on an annual basis) gives a Net Investment Factor of 1.002464810. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 15.500000, the value for the current Valuation Period would be 15.538204555 (15.5 x 1.002464810).

                                            GENERAL PROVISIONS

IRS Required Distributions

         If you have a non-qualified Contract and any Owner dies before the entire interest in the Contract is distributed, the remaining value generally must be distributed to the designated Beneficiary so that the Contract qualifies as an annuity under the Code. (See "Federal Tax Matters," page 9.)

Non-Participating

         The Contract is non-Participating. No dividends are payable and the Contract will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

         If the age or sex of any measuring life has been misstated, the Annuity Payments under the Contract will be whatever the Annuity Purchase Amount applied on the Annuity Date would purchase on the basis of the correct age or sex of you and/or the other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement bay be respectively charged against or credited to the Annuity Payment or Annuity Payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

         Before making any payment under the Contract, Transamerica may require proof of the existence and/or proof of the age of you or any other measuring life, or any other information Transamerica deems necessary in order to provide benefits under the Contract.

         Transamerica will not be liable for obligations which depend on receiving information from or about a Payee or measuring life until such information is received in a satisfactory form.

Assignment

         No assignment of a Contract will be binding on Transamerica unless made in writing and given to Transamerica at its Service Center. Transamerica is not responsible for the adequacy of any assignment. Your rights and the interest of any Annuitant or Beneficiary will be subject to the rights of any assignee of record. Qualified Contracts are not transferable.

Annual Report

         At least once each Contract Year prior to the Annuity Date, you will be given a report of the current Account Value allocated to each Sub-Account. This report will also include any other information required by law or regulation.

Incontestability

         Each Contract is incontestable from the Annuity Issue Date.

Ownership

         Only you will be entitled to the rights granted by the Contract or allowed by Transamerica under the Contract. If you die, your rights belong to your estate unless you have previously named an Owner's Beneficiary.

Entire Contract

         Transamerica issues a Contract in consideration and acceptance of the application and making of the Initial Purchase Payment. All statements made by or for you and the Annuitant in the application are considered representations and not warranties. Transamerica will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

         Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any changes in the Contract and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.

         Transamerica may not change or amend the Contract, except as expressly provided in the Contract without your consent. However, Transamerica may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

         To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Delay of Payments

         Payment of any amounts due from the Variable Account generally will occur within seven days from the date an acceptable Written Request, including all completed forms Transamerica requires, is received at the Service Center, except that Transamerica is permitted to postpone such payment if: (1) the New York Stock Exchange is closed for reasons other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission ("Commission") or the Commission requires that trading be restricted; or (3) the Commission permits a delay for your protection.

Notices and Directions

         We will not be bound by any authorization, direction,. election or notice which is not made in a manner and form acceptable to us and, if required to be in writing, not received at our Service Office.

         Any Written Notice requirement by us to you will be satisfied by our mailing of any such required Written Notice, by first-class mail to your last known address as shown on our records.

                                     CALCULATION OF PERFORMANCE DATA

Money Market Sub-Account Yield Calculation

         In accordance with regulations adopted by the Securities and Exchange Commission, Transamerica is required to compute the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the Mortality and Expense Risk Charge and Annual Contract Charge and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the Variable Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funding vehicle.

         The Commission also permits Transamerica to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one tot he base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rated of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

Other Sub-Account Yield Calculations

         Transamerica may from time to time disclose the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to the income generated by the Sub-Account over a specified 30-day period. Because this yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the period by the price per unit on the last day of the period, according to the following formula:

         YIELD - 2 [       {a-b     +1}6 - 1]
                            ---
                             cd
Where:

         a        =        net  investment  income earned during the period by
 the Portfolio  attributable
                           to the shares owned by the Sub-Account.

         b        =        expenses for the Sub-Account accrued for the period
 (net of reimbursements).

         c = the average daily number of Variable Accumulation Units outstanding during the period.

         d                 =   the   maximum   offering   price   per   Variable
                           Accumulation Unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

         Because of the charges and deductions imposed by the Variable Account, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio. The yield on amounts held in the Sub-Accounts normally will fluctuate over time. therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield will be affected by the type and quality of portfolio securities held by the Portfolio and its operating expenses.

Standard Total Return Calculations

         Transamerica may from time to time also disclose average annual total returns for one of more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five, and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV


Where:

         P        =        a hypothetical initial payment of $1,000

         T        =        average annual total return

         n        =        number or years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year period at the end of the one, five or ten-year period (or fractional portion thereof).

         All recurring fees that are charged to all Contracts are recognized in the ending redeemable value.

Other Performance Data

         Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. the cumulative returns will be calculated using the following formula.

                                            CTR = {ERV/P} - 1

Where:

         CTR      =        the  cumulative  total  return net of  Sub-Account
 recurring  charges  for the
                           period.

         ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

         P = a hypothetical initial payment of $1,000.

Hypothetical Performance Data

         Transamerica may also disclose "hypothetical" performance data for a Sub-Account, for periods before the Sub-Account commenced operations. Such performance information for the Sub-Account will be calculated based on the performance of the corresponding Portfolio and the assumption that the Sub-Account was in existence for the same periods as the Portfolio, with a level of Contract charges currently n effect. The Portfolio used for these calculations will be the actual Portfolio that the Sub-Account will invest in. This type of hypothetical performance data may be disclosed on both an average annual total return and a cumulative total return basis.

                                   TERMINATION OF DOLLAR COST AVERAGING

                  We reserve the right to send written notification to you as to the options available if termination of Dollar Cost Averaging, either by you or by us, results in the value in the receiving Sub-Account(s) to which monthly transfers were made to be less than $1,000. You will have 10 days from the date our notice is mailed to:

                  (a) transfer the value of the Sub-Account(s) to another Sub-Account with a current value; or

                  (b) transfer funds from another Sub-Account (either $1,000 or the entire value of the Sub-Account) into the receiving Sub-Account(s) to bring the value of that Sub-Account to at least $1,000; or
                  (c) submit an additional Purchase Payment (subject to the $1,000 minimum) to make the value of the Sub-Account equal to greater than $1,000; or

                  (d)      transfer   the   entire   value   of  the   receiving
                           Sub-Account(s) back into the Sub-Account from which the automatic transfers were made.

                  If no written election is made by you and received by us at our Service Center prior to the end of the 10 day period, we reserve the right to transfer the value of the receiving Sub-Account(s) back into the Sub-Account from which the automatic transfers were made. Transfers made as a result of (a),
(b), or (d) above will not be counted for purposes of the ten allowable transfers per Contract Year limitation.

                                           FEDERAL TAX MATTERS

                  The Contract is designed for use by individuals in retirement plans which may be qualified for special tax treatment under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Account Value, on Annuity Payments, and on the economic benefit to you, the Annuitant or the Beneficiary may depend on the type of retirement plan for which the Contract is purchases, on the tax and employment status of the individual concerned and on Transamerica's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state of other tax laws.

Taxation of Transamerica

                  Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since he Variable Account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Transamerica believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.

                  Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the Variable Account and, therefore, Transamerica does not intend to make any provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable tot he Variable Account, then Transamerica may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

                  Section 817(h) of the Code requires that with respect to Non-Qualifies Contracts, the investment of the Portfolio be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Variable Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested.

                  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those areas. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulation "do not provide guidance concerning the circumstances in which control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated s the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investment to particular subaccounts without being treated as owners of the underlying assets."

                  The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of more Sub-Accounts in which to allocate net purchase payments and Contract Values, may be able to transfer among Sub-Accounts more frequently, and the Sub-Accounts may have narrower investment strategies, than in such rulings. These differences could result in an Owner being treated as the owner of the assets of the Variable Account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

                  In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death.

                  These requirements will be considered satisfied as to any portion of your interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of your death. Your "designated beneficiary" is a natural person designated by you as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if your "designated beneficiary" is your surviving spouse, the Contract may be continued with the surviving spouse as the new owner.

                  The  non-qualified  Contracts  contain  provisions  which  are designed to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Transamerica intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.
Other ruled may apply to the Qualified Contracts.

                                      DISTRIBUTION OF THE CONTRACTS

                  Transamerica Securities Sales Corporation, located at 1150 South Olive Street, Los Angeles, California 90015, telephone (213) 741-7702, is the principal underwriter and distributor of the Contracts. Transamerica Securities Sales Corporation is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Effective May 1, 1997, the Contracts are no longer being offered; additional Purchase Payments may be made to Contracts purchased before May 1, 1997. No underwriting commissions have been paid to Charles Schwab & Co., Inc., the previous distributor, or to Transamerica Securities Sales Corporation since commencement of sale of the Policies.

                                      SAFEKEEPING OF ACCOUNT ASSETS

                  Title to the assets of the Variable Account is held by Transamerica. The assets are kept separate and apart from Transamerica's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares by each of the Sub-Accounts.

                                               TRANSAMERICA

General Information and History

                  Transamerica is wholly-owned by Transamerica Occidental Life Insurance Company, which is in turn an indirect subsidiary off Transamerica Corporation. Transamerica corporation is a financial services organization which engages through its subsidiaries in two primary businesses: finance and insurance. Finance consists of consumer lending, commercial lending, leasing and real estate services. In addition, Transamerica Corporation has retained a minority ownership interest in its former property and casualty insurance subsidiary.

                                             STATE REGULATION

                  Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/r filing and review processes. Where required by state law or regulation, the Contract will be modified accordingly.

                                           RECORDS AND REPORTS

                  All records and accounts relating to the Variable Account will be maintained by Transamerica or by our Service Center. As presently required by the 1940 Act and regulations promulgated thereunder, which pertain to the Variable Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to you semi-annually at your last known address of record.

                                           FINANCIAL STATEMENTS

                  The financial statements of Transamerica should be considered only as bearing on the ability of Transamerica to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                  This   Statement  of  Additional   Information   contains  the
financial statements for the Variable Account as of December 31,1997.
















Distinct Assets from Transamericasm, a Variable Annuity issued by Transamerica Life Insurance Company of New York, Policy form FTCG-101-193.

                          Audited Financial Statements

                          Separate Account VA-5NLNY of
                       Transamerica Life Insurance Company
                                   of New York

                          Year ended December 31, 1997
                       with Report of Independent Auditors

                                     Separate Account VA-5NLNY of Transamerica
                                        Life Insurance Company of New York

                                           Audited Financial Statements

                                           Year ended December 31, 1997



                                                     Contents


Report of Independent Auditors.....................1
Statement of Assets and Liabilities................2
Statement of Operations............................4
Statement of Changes in Net Assets.................6
Notes to Financial Statements.....................10

                                          Report of Independent Auditors


Unitholders of Separate Account VA-5NLNY of
    Transamerica Life Insurance Company of New York
Board of Directors, Transamerica Life Insurance Company of New York


We have audited the accompanying statement of assets and liabilities of Separate Account VA-5NLNY of Transamerica Life Insurance Company of New York (comprised of the Federated American Leaders Fund II, Federated Fund for U.S. Government Securities II, INVESCO VIF-Industrial Income, INVESCO VIF-Total Return, INVESCO VIF-High Yield, Janus Aspen Growth, Lexington Emerging Markets Fund, Schwab Money Market, SteinRoe Capital Appreciation Fund, Strong Discovery Fund II, American Century Balanced and American Century Growth Sub-Accounts) as of December 31, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Separate Account VA-5NLNY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-5NLNY of Transamerica Life Insurance Company of New York as of December 31, 1997, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.


Charlotte, North Carolina
April 13, 1998

                                           Separate Account VA-5NLNY of
                 Transamerica Life Insurance Company of New York

                                        Statement of Assets and Liabilities

                                                 December 31, 1997


                                                        Federated         Federated          INVESCO          INVESCO
                                                         American       Fund for U.S.          VIF              VIF
                                                         Leaders          Government       Industrial          Total
                                                         Fund II        Securities II        Income           Return
                                                       Sub-account       Sub-account       Sub-account      Sub-account
                                                     ----------------- ----------------- ---------------- ----------------
Assets:
   Investments, at fair value                        $   1,027,822      $    141,252                 $                $
                                                                                         654,308          404,974
   Due from Transamerica Life                                    -                 -                 -                -
                                                     ----------------- ----------------- ---------------- ----------------
Total assets                                             1,027,822           141,252           654,308          404,974

Liabilities:
   Due to Transamerica Life                                      -               139                 7              270
                                                     ----------------- ----------------- ---------------- ----------------
Total liabilities                                                -               139                 7              270
                                                     ----------------- ----------------- ---------------- ----------------

Net assets                                           $   1,027,822      $    141,113                 $     $    404,704
                                                                                         654,301
                                                     ================= ================= ================ ================

Accumulation units outstanding                           48,673.920       11,585.656        32,941.580       24,250.762
                                                     ================= ================= ================ ================

Net asset value and redemption price per unit            $21.116486       $12.179971        $19.862484       $16.688272
                                                     ================= ================= ================ ================



Other sub-account information:

Number of mutual fund shares                             52,359.760       13,401.510        38,398.370       25,615.050

Net asset value per share                                    $19.63            $10.54            $17.04           $15.81

Investment cost                                                 $                 $                 $                $
                                                     828,997           135,096           581,251          334,219







INVESCO
 VIF       Janus          Lexington          Schwab          SteinRoe         Strong          American         American
High       Aspen          Emerging            Money           Capital        Discovery         Century         Century
Yield      Growth          Markets           Market        Appreciation       Fund II         Balanced          Growth
Sub-accoSub-account      Sub-account       Sub-account      Sub-account     Sub-account      Sub-account     Sub-account
------ --------------- ---------------- ---------------- ---------------- ---------------- --------------- ---------------

 $    179$761 986,843  $     244,562    $        257,705  $    470,328      $     299,152     $      -     $      181,703
            -        -             -                   -             9                 15            -                  12
------ --------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------
      179,761  986,843       244,562             257,705       470,337            299,167            -             181,715


           63      300           282                 131            11                  -            -                   -
------ --------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------
           63      300           282                 131            11                  -            -                   -
------ --------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------

 $    179$698 986,543  $     244,280     $       257,574   $     470,326    $     299,167     $      -     $      181,715
====== =============== ================ ================= =============== ================ =============== ===============

           53,735.350     27,412.331        223,033.403       30,914.900      18,625.300             -         15,862.524
11,255.796
====== =============== ================ ================= =============== ================ =============== ===============

  $15.9648$18.359290   $   8.911326     $     1.154879        $15.213550     $16.062387       $      -       $11.455641
====== =============== ================ ================= =============== ================ =============== ===============





14,427.05053,400.570    27,448.060          257,705.320       26,129.310     24,867.120              -        18,770.990

$  12.4$        18.48  $        8.91    $                 $       18.00   $        12.03      $   8.24                 $
                                                   1.00                                                             9.68

$     1$1,871 855,706  $     302,326     $       257,705  $     443,766   $       274,610     $      -       $   191,609



See accompanying notes.

                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                            Statement of Operations

                                         Year ended December 31, 1997



                                                   Federated           Federated            INVESCO           INVESCO
                                                    American         Fund for U.S.            VIF               VIF
                                                    Leaders          Government           Industrial           Total
                                                    Fund II         Securities II           Income             Return
                                                 Sub-account         Sub-account          Sub-account       Sub-account
                                               ------------------- ------------------- ------------------ -----------------

Investment income                                  $    36,615       $    9,286          $   51,690         $   10,445


Expenses:
   Mortality and expense risk charge                    10,681            1,742               9,852              3,449
                                               ------------------- ------------------- ------------------ -----------------

Net investment income (loss)                            25,934            7,544              41,838              6,996

Net realized and unrealized gain (loss) on investments:

   Realized gain (loss) on investment                  227,324            1,553             243,220             12,115
transactions
   Unrealized appreciation (depreciation) of
     investments                                       111,001            6,294              27,959             60,380
                                               ------------------- ------------------- ------------------ -----------------

Net gain (loss) on investments                         338,325            7,847             271,179             72,495
                                               ------------------- ------------------- ------------------ -----------------

Increase in net assets resulting from              $   364,259       $   15,391          $  313,017         $   79,491
  operations
                                               =================== =================== ================== =================









INVESCO
  VIF          Janus           Lexington         Schwab          SteinRoe           Strong         American         American
  High         Aspen           Emerging           Money           Capital         Discovery         Century         Century
 Yield         Growth           Markets          Market        Appreciation        Fund II         Balanced          Growth
  Sub-accounSub-account       Sub-account      Sub-account      Sub-account      Sub-account       Sub-account    Sub-account
--------- ----------------- ---------------- ---------------- ---------------- ----------------- -------------- -----------------

    $17,680 $    43,363       $       216      $    44,904      $   143,191      $         -         $    -         $  10,567


   3,436         10,699             4,143            7,649            5,814            4,616              -             3,731
--------- ----------------- ---------------- ---------------- ---------------- ----------------- -------------- -----------------

  14,244         32,664            (3,927)          37,255          137,377           (4,616)             -             6,836



  48,381        148,603            63,666                -          (14,908)          23,110              -           (37,016)

   1,391         88,831           (58,795)               -          (46,915)          67,855              -            36,924
--------- ----------------- ---------------- ---------------- ---------------- ----------------- -------------- -----------------

  49,772        227,434             4,817                -          (61,823)          90,965              -               (92)
--------- ----------------- ---------------- ---------------- ---------------- ----------------- -------------- -----------------

 $          $   270,098       $       944      $    37,255      $    75,554      $    86,349         $    -         $   6,744
 64,016
========= ================= ================ ================ ================ ================= ============== =================



See accompanying notes.

                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                      Statement of Changes in Net Assets

                                         Year ended December 31, 1997


                                                          Federated         Federated          INVESCO          INVESCO
                                                           American       Fund for U.S.          VIF              VIF
                                                           Leaders         Government        Industrial          Total
                                                           Fund II        Securities II        Income           Return
                                                         Sub-account       Sub-account       Sub-account       Sub-account
                                                       ----------------- ----------------- ----------------- --------------

Increase in net assets:
   Operations:
     Net investment income (loss)                      $      25,934     $      7,544        $    41,838       $    6,996
     Realized gain (loss) on investment transactions         227,324            1,553            243,220           12,115
     Unrealized appreciation (depreciation) of
       investments                                           111,001            6,294             27,959           60,380
                                                       ----------------- ----------------- ----------------- --------------

Increase in net assets resulting from operations             364,259           15,391            313,017           79,491

Changes from accumulation unit transactions                 (381,156)         (10,728)          (862,668)          60,555
                                                       ----------------- ----------------- ----------------- --------------

Total (decrease) increase in net assets                      (16,897)           4,663           (549,651)         140,046

Net assets at beginning of year                            1,044,719          136,450          1,203,952          264,658
                                                       ----------------- ----------------- ----------------- --------------

Net assets at end of year                              $   1,027,822     $    141,113        $   654,301       $  404,704
                                                       ================= ================= ================= ==============






INVESCO
  VIF         Janus          Lexington         Schwab          SteinRoe           Strong           American          American
 High         Aspen          Emerging          Money           Capital          Discovery          Century           Century
 Yield       Growth           Markets          Market       Appreciation         Fund II           Balanced           Growth
  Sub-accouSub-account      Sub-account     Sub-account      Sub-account      Sub-account        Sub-account       Sub-account
-------- ---------------- ---------------- --------------- ----------------- ----------------- ----------------- -----------------



  $14,244$     32,664     $     (3,927)      $    37,255       $137,377        $   (4,616)         $     -        $     6,836
 48,381       148,603           63,666                 -        (14,908)           22,110                -            (37,016)

  1,391        88,831          (58,795)                -        (46,915)           67,855                -             36,924
-------- ---------------- ---------------- --------------- ----------------- ----------------- ----------------- -----------------

      64,016  270,098              944            37,255         75,554            86,349                -              6,744

    (469,338)(264,164)        (238,293)         (893,713)      (507,697)         (406,320)               -           (322,326)
-------- ---------------- ---------------- --------------- ----------------- ----------------- ----------------- -----------------

    (405,322)   5,934         (237,349)         (856,458)      (432,143)         (319,971)               -           (315,582)

585,020       980,609          481,629         1,114,032        902,469           619,138                -            497,297
-------- ---------------- ---------------- --------------- ----------------- ----------------- ----------------- -----------------

  $179,69$    986,543     $    244,280       $   257,574       $470,326          $299,167          $     -        $   181,715
======== ================ ================ =============== ================= ================= ================= =================



See accompanying notes.

                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                Statement of Changes in Net Assets (continued)

                                         Year ended December 31, 1996


                                                         Federated         Federated         INVESCO           INVESCO
                                                          American       Fund for U.S.         VIF               VIF
                                                          Leaders         Government        Industrial          Total
                                                          Fund II        Securities II        Income            Return
                                                        Sub-account       Sub-account      Sub-account        Sub-account
                                                      ----------------- ---------------- ------------------ ---------------

Increase (decrease) in net assets:
   Operations:
     Net investment income (loss)                     $      6,834       $     3,299     $     76,370       $      6,347
     Realized gain (loss) on investment transactions        16,253               (10)          20,943              6,216
     Unrealized appreciation (depreciation) of              83,084            (1,148)          39,883              7,395
     investments
                                                      ----------------- ---------------- ------------------ ---------------

Increase (decrease) in net assets resulting from           106,171             2,141          137,196             19,958
operations

Changes from accumulation unit transactions                793,325            93,146          808,596            180,553
                                                      ----------------- ---------------- ------------------ ---------------

Total increase (decrease) in net assets                    899,496            95,287          945,792            200,511

Net assets at beginning of year                            145,223            41,163          258,160             64,147
                                                      ----------------- ---------------- ------------------ ---------------

Net assets at end of year                             $  1,044,719       $   136,450     $  1,203,952       $    264,658
                                                      ================= ================ ================== ===============





INVESCO
VIF       Janus          Lexington         Schwab          SteinRoe           Strong           American         American
High      Aspen          Emerging          Money            Capital          Discovery         Century          Century
Yield     Growth          Markets          Market       Appreciation          Fund II          Balanced          Growth
  Sub-acSub-account     Sub-account     Sub-account      Sub-account       Sub-account       Sub-account      Sub-account
----- --------------- ---------------- --------------- ------------------ ---------------- ---------------- ----------------



$     $6,76113,200    $     (3,858)    $      41,371   $     (3,970)      $    113,918         $     84      $     54,159
      15,26135,277           6,082                 -          8,656            (56,578)             400           (21,541)
      (2,54633,339           8,698                 -         66,061            (58,304)            (241)          (53,367)
----- --------------- ---------------- --------------- ------------------ ---------------- ----------------- ---------------

      59,47681,816          10,922            41,371         70,747               (964)             243            20,749

     387,31677,129         185,043           (82,309)       740,562            244,684           (2,319)           81,111
----- --------------- ---------------- --------------- ------------------ ---------------- ----------------- ---------------

     446,78758,945         195,965           (40,938)       811,309            243,720           (2,076)           60,362

     138,23221,664         285,664         1,154,970         91,160            375,418            2,076           436,935
----- --------------- ---------------- --------------- ------------------ ---------------- ----------------- ---------------

$    5$5,02980,609    $    481,629     $   1,114,032   $    902,469       $    619,138         $      -      $    497,297
===== =============== ================ =============== ================== ================ ================= ===============



See accompanying notes.

                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                         Notes to Financial Statements

                                               December 31, 1997


1. Organization

Separate Account VA-5NLNY of Transamerica Life Insurance Company of New York ("Separate Account") was established by Transamerica Life Insurance Company of New York ("Transamerica Life") as a separate account under the laws of the State of New York on September 28, 1993. The Separate Account is registered with the Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to deferred annuity contracts ("Contract") issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on December 19, 1994.

In accordance with the terms of the Contract, all payments allocated to the Separate Account by contract owners must be allocated to purchase units of any or all of the Separate Account's eleven sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio. The mutual fund portfolios are: Federated American Leaders Fund II, Federated Fund for U.S. Government Securities II, INVESCO VIF-High Yield Portfolio, INVESCO VIF-Industrial Income Portfolio, INVESCO VIF-Total Return Portfolio, Janus Aspen Growth Portfolio, Lexington Emerging Markets Fund, Schwab Money Market Portfolio, SteinRoe Capital Appreciation Fund, Strong Discovery Fund II, and American Century Growth Portfolio (together "the Funds"). The Funds are open-end, diversified investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                   Notes to Financial Statements (continued)




2. Significant Accounting Policies (continued)

Investment Valuation--Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income--Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes--Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants are generally not subject to federal income tax.

3. Expenses and Charges

Mortality and expense risk charges are deducted by Transamerica Life from each sub-account of the Separate Account on a daily basis which is equal, on an annual basis, to 0.85% of the daily net asset value of the sub-account. This amount can never increase and is paid to Transamerica Life. No administrative expense charge is currently deducted from each sub-account but Transamerica Life may deduct such a charge not to exceed a maximum effective annual rate of .15% of the daily net asset value of the sub-account.

The following charges are deducted from a contract holder's account by Transamerica Life and not directly from the Separate Account. An annual contract charge of $25 (or 2% of the account value, if less) is deducted at the end of each contract year. Additionally, there is a $10 (or 2% of the transfer amount, if less) fee for each transfer in excess of 10 in any contract year.

                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                   Notes to Financial Statements (continued)




4. Remuneration

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.

5. Accumulation Units

The changes in accumulation units and amounts are as follows:


                                             Federated            Federated             INVESCO              INVESCO
                                             American           Fund for U.S.             VIF                  VIF
                                              Leaders            Government           Industrial              Total
                                              Fund II           Securities II           Income               Return
                                            Sub-account          Sub-account          Sub-account          Sub-account
                                        -------------------- -------------------- -------------------- --------------------
Year ended December 31, 1997

Accumulation Units:
   Units sold                                    5,655.947                     -           2,515.263              852.094
   Units redeemed                              (43,948.193)          (11,476.780)        (57,983.064)          (3,974.580)
   Units transferred                            22,045.675            11,000.043          11,376.363            8,044.635
                                        -------------------- -------------------- -------------------- --------------------

Net increase (decrease)                        (16,246.571)             (476.737)        (44,091.438)           4,922.150
                                        ==================== ==================== ==================== ====================


                                              INVESCO
                                                VIF                 Janus              Lexington             Schwab
                                               High                 Aspen              Emerging               Money
                                               Yield               Growth               Markets              Market
                                            Sub-account          Sub-account          Sub-account          Sub-account
                                        -------------------- -------------------- -------------------- --------------------

Accumulation Units:
   Units sold                                      335.037            5,906.689               478.668       1,149,409.034
   Units redeemed                              (30,704.916)         (41,410.238)          (31,595.067)       (791,275.760)
   Units transferred                            (1,007.117)          24,229.866            11,128.755      (1,140,627.770)
                                        -------------------- -------------------- -------------------- --------------------

Net (decrease)                                 (31,376.996)         (11,273.683)          (19,987.644)       (782,494.496)
                                        ==================== ==================== ==================== ====================


                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                   Notes to Financial Statements (continued)




5. Accumulation Units (continued)

                                             SteinRoe              Strong              American             American
                                              Capital             Discovery            Century              Century
                                           Appreciation            Fund II             Balanced              Growth
                                            Sub-account          Sub-account         Sub-account          Sub-account
                                        -------------------- -------------------- ------------------- ---------------------

Accumulation Units:
   Units sold                                   1,251.103             1,213.269                -                  930.391
   Units redeemed                             (29,585.379)          (24,220.117)               -              (28,685.863)
   Units transferred                           (4,164.092)             (941.769)               -                1,975.838
                                        -------------------- -------------------- -------------------- --------------------

Net increase (decrease)                       (32,498.368)          (23,948.617)               -              (25,779.634)
                                        ==================== ==================== ==================== ====================

                                              Federated            Federated             INVESCO              INVESCO
                                              American           Fund for U.S.             VIF                  VIF
                                               Leaders            Government           Industrial              Total
                                               Fund II           Securities II           Income               Return
                                             Sub-account          Sub-account          Sub-account          Sub-account
                                         -------------------- -------------------- -------------------- --------------------
Year ended December 31, 1997 Amounts:
   Sales                                      $   105,908          $         -          $    42,906          $    12,350
   Redemptions                                   (883,197)            (135,445)          (1,099,473)             (62,151)
   Transfers                                      396,133              124,717              193,899              110,356
                                         -------------------- -------------------- -------------------- --------------------

Net increase (decrease)                       $  (381,156)         $   (10,728)         $  (862,668)         $    60,555
                                         ==================== ==================== ==================== ====================

                                               INVESCO
                                                 VIF                 Janus              Lexington             Schwab
                                                High                 Aspen              Emerging               Money
                                                Yield               Growth               Markets              Market
                                             Sub-account          Sub-account          Sub-account          Sub-account
                                         -------------------- -------------------- -------------------- --------------------
Amounts:
   Sales                                      $     5,000          $   101,143          $     5,375          $ 1,280,311
   Redemptions                                   (467,180)            (742,052)            (370,092)            (897,842)
   Transfers                                       (7,158)             376,745              126,424           (1,276,182)
                                         -------------------- -------------------- -------------------- --------------------

Net (decrease)                                $  (469,338)         $  (264,164)         $  (238,293)         $  (893,713)
                                         ==================== ==================== ==================== ====================


                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                   Notes to Financial Statements (continued)




5. Accumulation Units (continued)

                                              SteinRoe              Strong              American             American
                                               Capital             Discovery             Century              Century
                                            Appreciation            Fund II             Balanced              Growth
                                             Sub-account          Sub-account          Sub-account          Sub-account
                                         -------------------- -------------------- -------------------- --------------------
Amounts:
   Sales                                      $    19,143          $    17,615         $          -          $    10,620
   Redemptions                                   (465,494)            (410,986)                   -             (362,419)
   Transfers                                      (61,346)             (12,949)                   -               29,473
                                         -------------------- -------------------- -------------------- --------------------

Net (decrease)                                $  (507,697)         $  (406,320)        $          -          $  (322,326)
                                         ==================== ==================== ==================== ====================

                                             Federated            Federated             INVESCO              INVESCO
                                             American           Fund for U.S.             VIF                  VIF
                                              Leaders            Government           Industrial              Total
                                              Fund II           Securities II           Income               Return
                                            Sub-account          Sub-account          Sub-account          Sub-account
                                        -------------------- -------------------- -------------------- --------------------
Year ended December 31, 1996

Accumulation Units:
   Units sold                                   6,042.706          1,169.464              7,644.653            1,746.951
   Units redeemed                                (745.404)            (1.722)            (1,270.459)             (15.226)
   Units transferred                           48,744.814          7,134.243             50,632.708           12,385.894
                                        -------------------- -------------------- -------------------- --------------------

Net increase                                   54,042.116          8,301.985             57,006.902           14,117.619
                                        ==================== ==================== ==================== ====================

                                              INVESCO
                                                VIF                 Janus              Lexington             Schwab
                                               High                 Aspen              Emerging               Money
                                               Yield               Growth               Markets              Market
                                            Sub-account          Sub-account          Sub-account          Sub-account
                                        -------------------- -------------------- -------------------- --------------------
Accumulation Units:
   Units sold                                  16,296.669          8,169.079               3,447.003       3,567,814.007
   Units redeemed                                (474.101)        (1,218.016)             (1,008.470)       (404,068.451)
   Units transferred                           15,164.790         40,798.876              15,006.294      (3,243,443.553)
                                        -------------------- -------------------- -------------------- --------------------

Net increase (decrease)                        30,987.358         47,749.939              17,444.827         (79,697.997)
                                        ==================== ==================== ==================== ====================


                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                   Notes to Financial Statements (continued)




5. Accumulation Units (continued)

                                             SteinRoe              Strong              American             American
                                              Capital             Discovery            Century              Century
                                           Appreciation            Fund II             Balanced              Growth
                                            Sub-account          Sub-account         Sub-account          Sub-account
                                        -------------------- -------------------- ------------------- ---------------------
Accumulation Units:
   Units sold                                   8,017.075             2,420.802                2.046            3,710.627
   Units redeemed                              (1,167.273)           (1,037.366)                    -             (23.014)
   Units transferred                           48,501.159            15,388.160             (178.514)           3,285.280
                                        -------------------- -------------------- -------------------- --------------------

Net increase (decrease)                        55,350.961            16,771.596             (176.468)           6,972.893
                                        ==================== ==================== ==================== ====================


                                              Federated            Federated             INVESCO              INVESCO
                                              American           Fund for U.S.             VIF                  VIF
                                               Leaders            Government           Industrial              Total
                                               Fund II           Securities II           Income               Return
                                             Sub-account          Sub-account          Sub-account          Sub-account
                                         -------------------- -------------------- -------------------- --------------------
Year ended December 31, 1996 Amounts:
   Sales                                      $    89,358          $    12,861          $   108,616          $    22,653
   Redemptions                                    (11,506)                 (18)             (18,931)                (199)
   Transfers                                      715,473               80,303              718,911              158,099
                                         -------------------- -------------------- -------------------- --------------------

Net increase                                  $   793,325          $    93,146          $   808,596          $   180,553
                                         ==================== ==================== ==================== ====================


                                               INVESCO
                                                 VIF                 Janus              Lexington             Schwab
                                                High                 Aspen              Emerging               Money
                                                Yield               Growth               Markets              Market
                                             Sub-account          Sub-account          Sub-account          Sub-account
                                         -------------------- -------------------- -------------------- --------------------
Amounts:
   Sales                                      $   190,932          $   116,291          $   36,832         $ 3,877,975
   Redemptions                                     (6,276)             (18,154)            (10,350)             (441,699)
   Transfers                                      202,656              578,992             158,561            (3,518,585)
                                         -------------------- -------------------- -------------------- --------------------

Net increase (decrease)                       $   387,312          $   677,129          $  185,043           $   (82,309)
                                         ==================== ==================== ==================== ====================


                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                   Notes to Financial Statements (continued)




5. Accumulation Units (continued)

                                             SteinRoe            Strong            American             American
                                              Capital          Discovery            Century             Century
                                           Appreciation         Fund II            Balanced              Growth
                                            Sub-account       Sub-account         Sub-account         Sub-account
                                         ------------------ ----------------- -------------------- -------------------
Amounts:
   Sales                                       $110,705         $    33,836        $      24           $   45,167
   Redemptions                                  (16,417)            (14,576)              (5)                (286)
   Transfers                                    646,274             225,424           (2,338)              36,230
                                         ------------------ ----------------- -------------------- -------------------

Net increase (decrease)                        $740,562         $   244,684        $  (2,319)          $   81,111
                                         ================== ================= ==================== ===================


6. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from the sales of investments for the year ended December 31, 1997 were:


                                            Federated          Federated           INVESCO             INVESCO
                                            American         Fund for U.S.           VIF                 VIF
                                             Leaders          Government          Industrial            Total
                                             Fund II         Securities II          Income             Return
                                           Sub-account        Sub-account        Sub-account         Sub-account
                                        ------------------ ------------------ ------------------- ------------------

Aggregate purchases                            $604,180           $153,177       $    522,177            $161,119
                                        ================== ================== =================== ==================

Aggregate proceeds from sales                  $959,555           $156,227       $  1,260,708          $   85,417
                                        ================== ================== =================== ==================


                                             INVESCO
                                               VIF               Janus            Lexington            Schwab
                                              High               Aspen             Emerging             Money
                                              Yield             Growth             Markets             Market
                                           Sub-account        Sub-account        Sub-account         Sub-account
                                        ------------------ ------------------ ------------------- ------------------

Aggregate purchases                            $219,586           $648,523           $273,533        $  2,197,413
                                        ================== ================== =================== ==================

Aggregate proceeds from sales                  $624,990           $879,691           $515,530        $  3,038,094
                                        ================== ================== =================== ==================





                                         Separate Account VA-5NLNY of
                                Transamerica Life Insurance Company of New York

                                   Notes to Financial Statements (continued)




6. Investment Transactions (continued)


                                            SteinRoe            Strong             American           American
                                             Capital           Discovery           Century             Century
                                          Appreciation          Fund II            Balanced            Growth
                                           Sub-account        Sub-account        Sub-account         Sub-account
                                        ------------------ ------------------ ------------------- ------------------

Aggregate purchases                         $  380,486         $    89,085         $     -            $   258,886
                                        ================== ================== =================== ==================

Aggregate proceeds from sales               $  750,962         $   500,096         $     -            $   574,526
                                        ================== ================== =================== ==================




                                    Audited Financial Statements




                                    Transamerica Life
                                    Insurance Company of New York


                                    December 31, 1997

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

Audited Financial Statements

December 31, 1997





Report of Independent Auditors....................... 1
Balance Sheet........................................ 2
Statement of Income.................................. 3
Statement of Shareholder's Equity.................... 4
Statement of Cash Flows.............................. 5
Notes to Financial Statements........................ 6

                                                         1
3324/Folder T






                                           REPORT OF INDEPENDENT AUDITORS


Transamerica Corporation
          and
Board of Directors
Transamerica Life Insurance Company of New York


We have audited the accompanying balance sheet of Transamerica Life Insurance Company of New York as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance
Company of New York at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.







January 23, 1998

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

                                                         9
                                                         2
TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEET

                                                                                      December 31
                                                                             1997                      1996
                                                                    ---------------------    --------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $             489,053    $             464,153
   Investment real estate                                                             343                      353
   Policy loans                                                                    13,595                   11,973
                                                                    ---------------------    ---------------------
                                                                                  502,991                  476,479
Cash                                                                                3,029                    9,079
Accrued investment income                                                           9,245                    8,840
Accounts receivable                                                                 3,419                    3,214
Reinsurance recoverable on paid and unpaid losses                                  10,204                   12,241
Deferred policy acquisitions costs                                                 52,181                   56,632
Other assets                                                                        5,364                    7,047
Separate account assets                                                           308,590                  195,363
                                                                    ---------------------    ---------------------

                                                                    $             895,023    $             768,895
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $             483,477    $             482,561
   Reserves for future policy benefits                                             10,449                   10,264
   Policy claims and other                                                          1,810                    3,890
                                                                    ---------------------    ---------------------
                                                                                  495,736                  496,715
Income tax liabilities                                                              8,008                    3,849
Accounts payable and other liabilities                                              7,418                    6,994
Separate account liabilities                                                      308,590                  195,363
                                                                    ---------------------    ---------------------
                                                                                  819,752                  702,921
Shareholder's equity:
   Common Stock ($1,000 par value):
     Authorized--2,000 shares
     Issued and outstanding--2,000 shares                                           2,000                    2,000
   Additional paid-in capital                                                      52,320                   52,320
   Retained earnings                                                               13,224                    9,397
   Net unrealized investment gains                                                  7,727                    2,257
                                                                    ---------------------    ---------------------
                                                                                   75,271                   65,974
                                                                    ---------------------    ---------------------

                                                                    $             895,023    $             768,895
                                                                    =====================    =====================




See notes to financial statements.






STATEMENT OF INCOME

                                                                                          Year Ended December 31
                                                                                 1997             1996              1995
                                                                           ---------------  ---------------   ----------
                                                                                              (In thousands)

Revenues:
   Premiums and other considerations                                       $        17,833  $        15,624   $        13,495
   Net investment income                                                            37,068           34,834            30,897
   Net realized investment gains                                                         6               99                19
                                                                           ---------------  ---------------   ---------------

                                                        TOTAL REVENUES              54,907           50,557            44,411

Benefits:
   Benefits paid or provided                                                        37,680           34,455            31,984
   Increase (decrease) in policy reserves and liabilities                             (424)            (711)              316
                                                                           ---------------- ---------------   ---------------
                                                                                    37,256           33,744            32,300
Expenses:
   Amortization of deferred policy acquisition costs                                 3,974            3,002             2,197
   Salaries and salary related expenses                                              3,486            3,518             3,206
   Other expenses                                                                    4,789            3,789             3,219
                                                                           ---------------  ---------------   ---------------
                                                                                    12,249           10,309             8,622
                                                                           ---------------  ---------------   ---------------
                                           TOTAL BENEFITS AND EXPENSES              49,505           44,053            40,922
                                                                           ---------------  ---------------   ---------------

                                            INCOME BEFORE INCOME TAXES               5,402            6,504             3,489

Provision for income taxes                                                           1,575            2,175             1,331
                                                                           ---------------  ---------------   ---------------

                                                            NET INCOME     $         3,827  $         4,329   $         2,158
                                                                           ===============  ===============   ===============



See notes to financial statements.

STATEMENT OF SHAREHOLDER'S EQUITY

                                                                                                                    Net
                                                                                                                Unrealized
                                                                                 Additional                     Investment
                                                         Common Stock              Paid-in        Retained         Gains
                                                    Shares        Amount           Capital        Earnings       (Losses)
                                                                    (In thousands, except for share data)

Balance at January 1, 1995                            2,000    $      2,000    $     47,320    $     2,910   $       (3,912)

   Net income                                                                                        2,158
   Capital contributions from parent                                                  5,000
   Change in net unrealized
     investment gains (losses)                                                                                       10,793

Balance at December 31, 1995                          2,000           2,000          52,320          5,068            6,881

   Net income                                                                                        4,329
   Change in net unrealized
     investment gains (losses)                                                                                       (4,624)
                                               ------------    ------------    ------------    -----------   --------------
                                                      2,000           2,000          52,320          9,397            2,257
Balance at December 31, 1996

   Net income                                                                                        3,827
   Change in net unrealized
     investment gains (losses)                                                                                        5,470
                                               ------------    ------------    ------------    -----------   --------------
Balance at December 31, 1997                          2,000    $      2,000    $     52,320    $    13,224   $        7,727
                                               ============    ============    ============    ===========   ==============


See notes to financial statements.

STATEMENT OF CASH FLOWS

                                                                                          Year Ended December 31
                                                                                 1997             1996              1995
                                                                           ---------------  ---------------   ----------
                                                                                              (In thousands)
OPERATING ACTIVITIES
   Net income                                                              $         3,827  $         4,329   $         2,158
   Adjustments to reconcile net income to net cash
     provided (used) by operating activities:
       Changes in:
         Reinsurance recoverable and accounts
           receivable                                                                1,832              223             2,498
         Accrued investment income                                                    (405)          (1,329)           (1,351)
         Policy liabilities                                                         (1,893)           7,850            11,693
         Other assets, accounts payable and other
           liabilities, and income taxes                                             3,525           (4,130)              786
       Policy acquisition costs deferred                                           (13,256)         (12,288)          (12,126)
       Amortization of deferred policy acquisition costs                             3,974            3,002             2,197
       Net realized gains on investment transactions                                    (6)             (99)              (19)
       Other                                                                           (43)           1,179              (698)
                                                                           ---------------- ---------------   ---------------

                                            NET CASH PROVIDED (USED) BY
                                                   OPERATING ACTIVITIES             (2,445)          (1,263)            5,138


INVESTMENT ACTIVITIES
   Purchases of securities and other investments                                   (92,398)         (92,243)          (79,260)
   Sales of investments                                                             84,805           39,469            28,738
   Maturities of securities                                                          3,668            2,500             2,000
   Other                                                                              (596)             (75)              (77)
                                                                           ---------------- ---------------   ---------------

                                  NET CASH USED
                                                BY INVESTING ACTIVITIES             (4,521)         (50,349)          (48,599)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                                      40,978           75,283            65,019
   Withdrawals from policyholder contract deposits                                 (40,062)         (30,849)          (26,078)
   Capital contributions from parent                                                     -                -             5,000
                                                                           ---------------  ---------------   ---------------

                              NET CASH PROVIDED BY
                                                   FINANCING ACTIVITIES                916           44,434            43,941
                                                                           ---------------  ---------------   ---------------

                                            (DECREASE) INCREASE IN CASH             (6,050)          (7,178)              480

Cash at beginning of year                                                            9,079           16,257            15,777
                                                                           ---------------  ---------------   ---------------

                                                    CASH AT END OF YEAR    $         3,029  $         9,079   $        16,257
                                                                           ===============  ===============   ===============



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Life Insurance Company of New York (the "Company") is domiciled in New York. The Company is a wholly owned subsidiary of Transamerica Occidental Life Insurance Company ("TOLIC"), which is an indirect subsidiary of Transamerica Corporation. Prior to 1997, the Company was named First Transamerica Life Insurance
Company.

The Company engages primarily in providing life insurance, annuity products, and structured settlements. The Company's customers are primarily in the state of New York.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Reclassifications: Certain reclassifications of prior year amounts have been made to conform to the 1997 presentation.

Use of Estimates: Certain amounts reported in the accompanying financial statements are based on the management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In June of 1997, the Financial Accounting Standards Board issued a new standard on reporting comprehensive income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. This standard is effective for interim and annual periods beginning after December 15, 1997. Reclassification of financial statements for all periods presented will be required upon adoption. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact the Company's results of operations or financial position.

In 1997, the Company adopted the Financial Accounting Standards Board's new standard on accounting for transfers of financial assets, servicing of financial assets and extinguishment of liabilities. The standard requires that a transfer of financial assets be accounted for as a sale only if certain specified conditions for surrender of control over the transferred assets exist. There was no material effect on the financial position or results of operations of the Company.

In 1996, the Company adopted the Financial Accounting Standards Board's new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. There was no material effect on the financial position or results of operations of the Company.

Investments:  Investments are reported on the following bases:

      Fixed maturities--All debt securities are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines.

      Investment real estate--at cost, less allowance for depreciation and possible impairment.

      Policy loans--at unpaid balances.

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Realized gains and losses on disposal of investments are determined on a specific identification basis. Changes in fair values of fixed maturities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and deferred income taxes as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable sales, underwriting and issue expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies generally in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC related to non-traditional and investment-type products is adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate  Accounts:  The  Company  administers  segregated  asset  accounts  for variable annuity contracts. The assets held in these Separate Accounts are invested in various mutual fund portfolios managed by third party companies. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities and single premium immediate annuities. Policyholder contract deposits on universal life and investment products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 5.0% to 7.15% in 1997 and from 5.2% to 7.2% in 1996 and from 5.5% to 7.8% in 1995.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. The initial interest assumptions range from 4.0% to 5.5%.

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: The Company is included in the consolidated federal income tax return of TOLIC which, with its domestic subsidiaries and affiliates, is included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires the Company to accrue and settle income tax obligations in amounts that would result if the Company filed separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available.

Fair  values  for  policy  loans  are  estimated  using   discounted  cash  flow
calculations, based on interest rates currently being offered for similar loans to borrowers.

The carrying amounts of cash and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying balance sheet.

December 31, 1997


NOTE B--INVESTMENTS

The cost and fair value of fixed maturities available for sale are as follows (in thousands):


                                                                               Gross             Gross
                                                                            Unrealized        Unrealized           Fair
                                                            Cost               Gain              Loss              Value
December 31, 1997

U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                          $            828   $             75  $              -  $            903
Obligations of states and political
   subdivisions                                                 21,195              1,672                 -            22,867
Corporate securities                                           345,198             25,661               139           370,720
Public utilities                                                84,557              7,542                79            92,020
Mortgage-backed securities                                       2,334                209                 -             2,543
                                                      ----------------   ----------------  ----------------  ----------------

                                                      $        454,112   $         35,159  $            218  $        489,053
                                                      ================   ================  ================  ================

December 31, 1996

U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                          $            843   $             58  $              -  $            901
Obligations of states and political
   subdivisions                                                 23,193                801                 6            23,988
Corporate securities                                           280,021             10,485  $          2,473           288,033
Public utilities                                               114,746              4,267             1,136           117,877
Mortgage-backed securities                                      32,722                632                 -            33,354
                                                      ----------------   ----------------  ----------------  ----------------

                                                      $        451,525   $         16,243  $          3,615  $        464,153
                                                      ================   ================  ================  ================


The cost and fair value of fixed maturities available for sale at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

                                                                                                 Fair
                                                                               Cost              Value

     Due in 1998                                                         $          7,897  $          8,032
     Due in 1999-2002                                                              53,875            56,505
     Due in 2003-2007                                                             108,204           113,808
     Due after 2007                                                               281,802           308,165
                                                                         ----------------  ----------------
                                                                                  451,778           486,510
     Mortgage-backed securities                                                     2,334             2,543
                                                                         ----------------  ----------------

                                                                         $        454,112  $        489,053
                                                                         ================  ================

December 31, 1997


NOTE B--INVESTMENTS (Continued)

As of December 31, 1997, the Company held investments in one issuer, other than the United States Government or a United States Government agency or authority, which exceeded 10% of total shareholder's equity as follows (in thousands):

   Name of Issuer                             Carrying Value

   Hill Street Funding                          $       9,178
                                                =============


The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements was $0.9 million at December 31, 1997.

Net investment income by major investment category is summarized as follows (in thousands):


                                                                  1997            1996            1995
                                                             --------------  --------------  ---------

      Fixed maturities                                       $       35,740  $       34,431  $       30,865
      Short-term, policy loans and other
         investments                                                  1,686             631             582
                                                             --------------  --------------  --------------
                                                                     37,426          35,062          31,447
      Investment expenses                                              (358)           (228)           (550)
                                                             --------------  --------------  --------------

              Net investment income                          $       37,068  $       34,834  $       30,897
                                                             ==============  ==============  ==============

The following summarizes realized investment gains and losses and other information related to investments (in thousands):

                                                                  1997            1996            1995
                                                             --------------  --------------  ---------
     Gross gains on disposition of investment in
         fixed maturities                                    $         664   $          99   $        283
     Gross losses on disposition of investment in
         fixed maturities                                             (658)              -           (264)
                                                             --------------  -------------   -------------
     Net gains on disposition of investment in
         fixed maturities                                    $           6   $          99   $         19
                                                             =============   =============   ============
     Proceeds from disposition of investment in
         fixed maturities                                    $      84,805   $      39,469   $     28,738
                                                             =============   =============   ============


December 31, 1997


NOTE B--INVESTMENTS (Continued)

The components of change in net unrealized investment gains (losses) in the accompanying statement of shareholder's equity are as follows (in thousands):

                                                                                  1997             1996
                                                                             --------------   ---------

     Unrealized gains on investment in fixed
       maturities                                                            $       34,941   $      12,628
     Fair value adjustments to DPAC                                                 (23,053)         (9,320)
     Related deferred taxes                                                          (4,161)         (1,051)
                                                                             --------------   -------------

                                                                             $        7,727   $       2,257
                                                                             ==============   =============


NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                  1997            1996            1995
                                                             --------------  --------------  ---------

     Balance at beginning of year                            $       56,632  $       35,588  $       61,435
     Amounts deferred:
       Commissions                                                   10,204           9,045           8,645
       Other                                                          3,052           3,243           3,481
     Amortization                                                    (3,974)         (3,002)         (2,197)
     Fair value adjustment                                          (13,733)         11,758         (35,776)
                                                             --------------  --------------  --------------

     Balance at end of year                                  $       52,181  $       56,632  $       35,588
                                                             ==============  ==============  ==============


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                December 31
                                                                          1997             1996

     Liabilities for investment-type products                        $     316,628    $      289,762
     Liabilities for non-traditional life insurance
        products                                                           166,849           192,799
                                                                     -------------    --------------

                                                                     $     483,477    $      482,561
                                                                     =============    ==============


December 31, 1997


NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                December 31
                                                                           1997        1996

        Current tax liabilities                                      $         294    $          951
        Deferred tax liabilities                                             7,714             2,898
                                                                     -------------    --------------

                                                                     $       8,008    $        3,849
                                                                     =============    ==============

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                December 31
                                                                           1997        1996

        Deferred policy acquisition costs                            $      21,897    $      18,046
        Unrealized investment gains                                          4,161            1,051
        Other - net                                                              -              136
                                                                     -------------    -------------
            Total deferred tax liabilities                                  26,058           19,233


        Life insurance policy liabilities                                  (18,344)         (16,335)
                                                                     -------------    -------------
            Total deferred tax assets                                      (18,344)         (16,335)
                                                                     -------------    -------------

                                                                     $       7,714    $       2,898
                                                                     =============    =============

The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the balance sheet.

Components of provisions for income taxes (benefits) are as follows (in thousands):

                                                                  1997            1996            1995
                                                             --------------  --------------  ---------

       Current tax expense (benefit)                         $         (238) $          751  $         (665)
       Deferred tax expense                                           1,813           1,424           1,996
                                                             --------------  --------------  --------------

                                                             $        1,575  $        2,175  $        1,331
                                                             ==============  ==============  ==============

The differences between federal income taxes computed at the statutory rate and provision for income taxes are primarily due to tax exempt income.

An income tax payment of $0.4 million and $0.3 million and an income tax refund of $0.1 million in 1997, 1996 and 1995, respectively, was received from or paid to TOLIC.

December 31, 1997


NOTE F--REINSURANCE (Continued)

The Company is involved in the cession of reinsurance to affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses; however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                                                     Ceded to
                                                Gross             Ceded to        Non-affiliated            Net
                                               Amount               TOLIC            Companies            Amount
       1997
          Life insurance in force,
            at end of year               $     4,588,120     $         297,518  $        2,765,285  $        1,525,317
                                         ===============     =================  ==================  ==================

          Premiums and other
            considerations               $           23,686  $             768  $            5,085  $           17,833
                                         ==================  =================  ==================  ==================

          Benefits paid or
            provided                     $           45,434  $           1,400  $            6,354  $           37,680
                                         ==================  =================  ==================  ==================

       1996
          Life insurance in force,
            at end of year               $        4,769,031  $         177,437  $        2,323,447  $        2,268,147
                                         ==================  =================  ==================  ==================

          Premiums and other
            considerations               $           24,652  $             753  $            8,275  $           15,624
                                         ==================  =================  ==================  ==================

          Benefits paid or
            provided                     $           43,440  $             539  $            8,446  $           34,455
                                         ==================  =================  ==================  ==================

       1995
          Life insurance in force,
            at end of year               $        5,216,397  $         198,199  $        2,643,198  $        2,375,000
                                         ==================  =================  ==================  ==================

          Premiums and other
            considerations               $           23,367  $               -  $            9,872  $           13,495
                                         ==================  =================  ==================  ==================

          Benefits paid or
            provided                     $           39,432  $           1,822  $            5,626  $           31,984
                                         ==================  =================  ==================  ==================


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates (the "Plan"). Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the Plan generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are primarily invested in publicly traded stocks and bonds.

December 31, 1997


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS (Continued)


The Company's pension costs charged to income were not significant in 1997, 1996 or 1995.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with TOLIC and certain of its other affiliates in the normal course of operations, including reinsurance transactions, computer services, investment services and advertising services. The reinsurance recoverable from TOLIC, including the amount receivable for policy claims paid, amounted to $123,000 and $300,000 at December 31, 1997 and 1996, respectively.


NOTE I--LEASES

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expense for properties occupied by the Company was $1.0 million in 1997 and $0.9 million in 1996 and 1995. The following is a schedule by year of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1997 (in thousands):


            Year   ending   December  31
DecemDecember331:DEcDecember 31:

1998                              $       1,141
1999                                      1,141
2000                                        707
2001                                        328
2002                                        328
Later years                               4,097
                                  -------------

                                     $       7,742


NOTE J--LITIGATION

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company (along with TOLIC and Transamerica Assurance Company, an affiliate) and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement have been accrued. The portion which relates to the Company is not material. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. Additional costs related to the settlement are not currently determinable.

December 31, 1997


NOTE J--LITIGATION (Continued)

In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the financial position of the Company or the results of its operations.


NOTE K--REGULATORY MATTERS

The Company is subject to state insurance laws and regulations, principally those of the State of New York. Such regulations include the risk based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. Those statutory amounts are determined in conformity with statutory accounting practices prescribed or permitted by the Department of Insurance of New York ("New York Department"). Currently, no dividends can be paid by the Company without prior approval of New York Department.

The Company's statutory net income income (loss) and capital and surplus are summarized as follows (in thousands):

                                                                  1997            1996            1995
                                                             --------------  --------------  ---------

     Statutory net income (loss)                             $          395  $         (551) $        1,779
     Statutory capital and surplus, at end of year                   23,591          22,822          22,713


NOTE L--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

                                                                              December 31
                                                                 1997                             1996
                                                   -------------------------------  ------------------
                                                       Carrying          Fair           Carrying           Fair
                                                         Value           Value            Value            Value

       Financial Assets:
          Fixed maturities                         $      489,053  $      489,053   $      464,153   $      464,153
          Policy loans                                     13,595          13,595           11,973           11,973
          Cash                                              3,029           3,029            9,079            9,079
          Accrued investment income                         9,245           9,245            8,840            8,840

       Financial Liabilities:
          Liabilities for investment-type
            contracts:
              Single and flexible premium
                deferred annuities                        151,173         150,577          146,524          144,207
              Single premium immediate
                annuities                                 165,455         165,881          143,238          130,297



PART C

Other Information

Item 24. Financial Statements and Exhibits

         (a) Financial Statements

         All required financial statements are included in Parts A or B of this Registration Statement.

         (b)      Exhibits

                  (1) Resolution of the Board of Directors of First Transamerica Life Insurance
                           Company authorizing establishment of the Variable
Account. (5)

                  (2)      Not Applicable.

                  (3)      (a)      Principal Underwriting Agreement between
First Transamerica Life
                                    Insurance Company and Charles Schwab & Co.,
 Inn (10)

                           (b)       Agency Agreement between First Transamerica
 Life Insurance
                   Company and Charles Schwab & Co., Inn (10)

                           (c)      Distribution Agreement between First
Transamerica Life Insurance Company
and Transamerica Securities Sales Corporation 11/

  (4)      Group Contract Form, Certificate Form, and Endorsements. (6)
           (a)      Group Contract Form and Endorsements.
      (i)     Form of Flexible Purchase Payment Deferred Group Annuity
                            Contract (Form No. FTGP-501-193).
                    (ii)    Form of Dollar Cost Averaging Option
                            Endorsement  to  Contract  (Form No.
                            FTGE-003-193).
                    (iii)   Form  of  Automatic   Payout  Option
                            Endorsement  to  Contract  (Form No.
                            FTGE-004-193).
                    (iv)    Form of Systematic Withdrawal Option
                            Endorsement  to  Contract  (Form No.
                            FTGE-005-193).
           (b)      Certificate of Participation Form and Endorsements.
                    (i) Form of Certificate of Participation (Form No. FTCG-101-193).
                                    (ii)    Form of IRA Endorsement to
Certificate (Form No.
FTCE-005-193).
                                    (iii)   Form of Benefit Distribution
Endorsement to Certificate (Form
                                            No. FTCE 006 193).
                                    (iv)    Form of Dollar Cost Averaging Option
                                            Endorsement to Certificate (Form No.
                                            FTCE-007-193).
                                    (v)     Form  of  Automatic   Payout  Option
                                            Endorsement to Certificate (Form No.
                                            FTCE-009-193).
                                    (vi)    Form of Systematic Withdrawal Option
                                            Endorsement to Certificate (Form No.
                                            FTCE 009-193).
                                    (vii)   Form   of    Annuity    Rate   Table
                                            Endorsement to Certificate (Form No.
                                            FTCE-010-193).

                  (5)      (a)      Form of Acceptance of Group Annuity Contract
                                    (Form No. FTGA-003193) (6)
                           (b)      Form of Variable Annuity Application to
Certificate (Form No. FTGA
                                    004-193). (6)

                  (6)      (a)      Declaration of Intention and Charter of
First Transamerica Life
                                    Insurance Company. (1)
                           (b)      By-Laws of First Transamerica Life
Insurance Company. (1)

                  (7)      Not applicable.

  (8)(a) Draft Participation Agreement among SteinRoe Variable Investment Trust, Stein Roe & Farnam Incorporated, First Transamerica Life Insurance Company, and Charles Schwab & Co., Ink (8)
 (b)      Draft Participation Agreement among INVESCO Variable Investment
          Funds, Inc., INVESCO Funds Group, Inc. First Transamerica Life Insurance Company, and Charles Schwab & Co., Ink (8)
 (c) Draft Participation Agreement among Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. First Transamerica Life Insurance Company, and Charles Schwab & Co., Inc. (8)
 (d)      Draft    Participation    Agreement    among
          Lexington   Emerging   Markets  Fund,  Inc.,
          Lexington  Management   Corporation,   First
                                    Transamerica  Life  Insurance  Company,  and
          Charles Schwab & Co., Inc. (8)
 (e) Draft Participation Agreement among TCI Portfolios, Inc. Investors Research Corporation, First Transamerica Life Insurance Company, and Charles Schwab & Co., Inc. (8)
 (f) Draft Participation Agreement among Insurance Management Series, Federated Advisers, Federated Securities Corporation, First Transamerica
          Life Insurance Company, and Charles Schwab & Co., Ink (8)
 (g) Drab Participation Agreement among Strong Discovery Fund II, Inc. Strong/Corneliuson Capital Management, Inc. Strong Funds Distributors, First Transamerica Life Insurance Company, and Charles Schwab & Co., Ink (8)
 (h) Draft Participation Agreement among Janus Aspen Series, Janus Capital Corporation, First Transamerica Life Insurance Company, and Charles Schwab & Co., Inc. (8)
 (i)      Draft Administrative Services Agreement between Charles Schwab & Co.,
              Inc. and First Transamerica Life Insurance Company. (8)

                  (9)      Opinion and Consent of Counsel.  (10)


                  (10)     (a)      Consent of Counsel.  (11)
                           (b)      Consent of Independent Auditors.  (12)


                  (11) No financial statements are omitted from item 23.

                  (12)     Not applicable.

                  (13)     Performance Data Calculations. (7) (9)

                  (14)     Not applicable.
                  (15)     Powers of Attorney.

 Alan T. Cunningham (12)            Robert Abeles (12)
 Marc C. Abrahms (12)               James Inzerillo (12)
 James T. Byrne, Jr. (12)           Daniel E. Jund (12)
 Thomas J. Cusack (12)
 James W. Dederer (12)              John A. Paganelli (12)
 John A. Fibiger (12)               James B. Roszak (12)
 David E. Gooding (12)              Nooruddin S. Veerjee (12)
 Alan D. Greenberg (12)



(1) Incorporated by reference to the like-numbered exhibit to the initial filing of the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VA-2NLNY on Form N-4, File No. 33-55154 (December 1, 1992).
(2) Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 to the Registration Statement of First Transamerica Life Insurance Company's Separate Account VA 2LNY on Form N-4, File No. 33-55152 (June 8, 1993).
(3) Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No.1 to the Registration Statement of First Transamerica Life Insurance Company's Separate Account VA 2LNY on Form N-4, File No. 33-55152 (February 10, 1993).
(4) Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 the Registration Statement of First Transamerica Life Insurance Company's Separate Account VA 2NLNY on Form N-4, File No. 33-55154 (October 18, 1993).
(5) Incorporated by reference to the like-numbered exhibit to the initial filing of the Registration Statement of First Transamerica Life Insurance Company's Separate Account VA-5NLNY on Form N-4, File No. 33-71748 (November 17, 1993).
(6) Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 to the Registration Statement of First Transamerica Life Insurance Company's Separate Account VA 5NLNY, on Form N-4, File No. 33-71748 (February 2, 1994).
(7) Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 to the
         Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account
         VA-5 on Form 4, File No. 33-71746 (May 2, 1994).
(8) Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 to this Form
         N-4 Registration Statement, File No. 33-71748 (October 4, 1994).
(9) Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 2 to this Form
         N-4 Registration Statement, File No. 33-71748 (April 28, 1995).
(10) Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No.3 to this Form N-4 Registration Statement, File No. 33-71748 (April 26, 1996).

(11)     Incorporated   by   reference   to   the   like-numbered   exhibit   to
         Post-Effective Amendment No. 4 to this Form N-4 Registration Statement, File No. 33-71748 (April 28, 1997).(12) Filed herewith.

Item 25. Directors and Officers of the Depositor

         NAME AND PRINCIPAL
         BUSINESS ADDRESS                            POSITION AND OFFICES WITH DEPOSITOR


         James W. Dederer                            Director, Chairman, General Counsel and Corporate Secretary
         Alan T. Cunningham                          Director and President
         Robert Rubinstein                           Senior Vice President, Chief Actuary and Chief Operating
                                     Officer
         Gary Rolle'                                          Investment Officer
         Susan Silbert                                        Investment Officer
         Nicki Bair, FSA, MAAA                       Vice President
         Paul Hankwitz MD                            Vice President and Chief Medical Director
         William J. Lyons                            Vice President and Chief Underwriter
         Alison B. Pettingall                        Vice President - Marketing
         Martin V. Mondato                           Second Vice President and Director of Operations
         Alexander Smith, Jr.                        Vice President, Administration and Controller
         Kamran Haghighi                             Tax Officer
         William M. Hurst                            Assistant Secretary
         Sally S. Yamada                             Treasurer
         Robert Abeles                               Director
         Marc C. Abrahms                             Director
         James T. Byrne, Jr.                         Director
         Thomas J. Cusack                            Director
         John A. Fibiger                             Director
         David E. Gooding                            Director
         Allan D. Greenberg                          Director
         James Inzerillo                             Director
         Daniel E. Jund                              Director
         John A. Paganelli                           Director
         James B. Roszak                             Director
         Nooruddin s. Veerjee                        Director




Item 26. Person Controlled by or Under Common Control With the Depositor or Registrant.

         The   Depositor,    First    Transamerica    Life   Insurance   Company
(Transamerica), is wholly owned by Transamerica Occidental Life Insurance Company. The Registrant is a segregated asset account of Transamerica.

           The following chart indicates the persons controlled by or under common control with Transamerica.

         TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION


Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real
Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE




                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner

Item 27.  Number of Contract Owners


         As of April 1, 1998, there were 84 Owners of Non-Qualified Individual Contract and 3 Owners
of Qualified Individual Contracts.



Item 28.  Indemnification

         Transamerica's Bylaws provide in Article VIII as follows:

         Section 1. Indemnification: (a) The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a Proceeding), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, of any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorneys' fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection
(b) below.

         (b) No indemnification shall be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification shall be made with respect to any Proceeding initiated by any such person against the Corporation, or a director or officer of the Corporation, other than to enforce the terms of this Article VIII, unless such Proceeding was authorized by the Board of Directors. Further, no indemnification shall be made with respect to any settlement or compromise of any Proceeding unless and until the Corporation has consented to such settlement or compromise.

         (c) Written notice of any Proceeding for which indemnification may be sought by any peon shall be given to the Corporation as soon as practicable. The Corporation shall then be permitted to participate in the defense of any such proceeding or, unless conflicts of interest or position exist between such peon and the Corporation in the conduct of such defense, to assume such defense. In the event that the Corporation assumes the defense of any such Proceeding, legal counsel selected by the Corporation shall be reasonably acceptable to such person. After such an assumption, the Corporation shall not be liable to such person for any legal or other expenses subsequently incurred unless such expenses have been expressly authorized by the Corporation. In the event that the Corporation participates in the defense of any such Proceeding, such person may select counsel to represent him in regard to such a Proceeding; however, such peon shall cooperate in good faith with any request that common counsel be utilized by the parties to any Proceeding who are similarly situated, unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

         (d) In making any determination regarding any person's entitlement to indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Corporation shall have the burden of proving the contrary.

         Section 2. Advancement of Expenses. Except in the case of a Proceeding against a director, officer, or other person specifically approved by the Board of Directors, the Corporation shall, subject to Section 1 of this Article VIII above, pay expenses actually and reasonably incurred by or on behalf of such a person in defending any Proceeding in advance of the final disposition of such Proceeding. Such payments shall be made promptly upon receipt by the
Corporation, from time to time, of a written demand by such person for such advancement, together with an undertaking by or on behalf of such person to repay any expenses so advanced to the extent that the person receiving the advancement is ultimately found not to be entitled to indemnification for pan or all of such expenses.

         Section 3. Rights Not Exclusive. The rights to indemnification and advancement of expenses granted by or pursuant to this Article VIII (i) shall not limit or exclude, but shall be in addition to, any other rights which may be granted by or pursuant to any statute, corporate charter, by-law, resolution of stockholders or directors or agreement, (ii) shall be deemed to constitute contractual obligations of the Corporation to any person who serves in a capacity referred to in Section 1 of this Article VIII at any time while this
Article VIII is in effect, (iii) shall continue to exist after the repeal of modification of this Article VIII with respect to events occurring prior thereto and (iv) shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the estate, spouse, heirs, executors, administrators or assigns of such person. It is the intent of this Article VIII to require the Corporation to indemnify the persons referred to herein for the aforementioned judgments, amounts paid in settlement, and expenses, including attorneys' fees, in each and every circumstance in which such indemnification could lawfully be permitted by express provisions of by-laws, and the indemnification required by this Article VIII shall not be limited by the absence of an express recital of such circumstances.

         Section 4. Indemnification of Employees and Others. The Corporation may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the Corporation or to any person serving at the request of the Corporation as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions of this Article VIII with respect to the indemnification and advancement of expenses of directors and officers of the Corporation.

         Section 5. Authorization of Contracts. The Corporation may, with the approval of the Board of Directors, enter into an agreement with any person who is, or is about to become, a director, officer, employee or agent of the Corporation, or who is serving, or is about to serve, at the request of the Corporation, as a director, officer, or in any other capacity, of any other Enterprise, which agreement may provide for indemnification of such person and advancement of expenses to such person upon terms, and to the extent, not prohibited by law. The failure to enter into any such agreement shall not affect or limit the rights of any such person under this Article VIII.

         Section 6. Insurance. The Corporation may purchase and maintain insurance to indemnify the
Corporation and any person eligible to be indemnified under this Article VIII within the limits permitted by law.

         Section 7. Severability. If any provision of this Article VIII is determined at any time to be unenforceable in any respect, the other provisions shall not in any way be affected or impaired thereby.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any anion, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


         The directors and officers of First Transamerica Life Insurance Company are covered under a Directors and Officers liability program which includes $55,000,000 for corporate reimbursement for the directors and officers of Transamerica Occidental Life Insurance Company and its subsidiaries as insureds. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. The term Glossy means any amount which the insureds are legally obligated to pay for claim for Wrongful Acts. The term "Wrongful Acts" means any breach or alleged breach of duty, neglect, error, misstatement, misleading statement or omission actually or allegedly caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self-insured retention of $15,000,000. The primary policy is with CNA, Lloyds, Gulf, Chubb and Travelers.



Item 29.  Principal Underwriter

         Transamerica Securities Sales Corporation ("TSSC") is the underwriter of the Certificates and the Individual Contracts as defined in the Investment Company Act of 1940. TSSC became Principal Underwriter effective May 1, 1997.


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   TRANSAMERICA SECURITIES SALES CORPORATION

Barbara A. Kelley                   President and Director
Regina M. Fink                              Secretary and Director
Benjamin Tang                               Treasurer
Nooruddin Veerjee                   Director
Dan S. Trivers                              Senior Vice President
Nicki A. Bair                               Vice President
Chris Shaw                                  Second Vice President

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.



         The following table lists the amounts of commissions paid to the principal underwriter during the last fiscal year.

Name of
Principal              Net Underwriting                Compensation on          Brokerage
Underwriter         Discounts & Commission               Redemption            Commissions          Compensation


Schwab                        -0-                            -0-                   -0-                   -0-
TSSC                          -0-                            -0-                   -0-                   -0-


Item 30.  Location and Accounts and Records

All accounts and records required to be maintained by Section 31 (a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.


Item 31.  Management Services

    All management contracts are discussed in Parts A or B.


Item 32.  Undertakings

(a)Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)Registrant undertakes that it will include either (1) as pan of any application to purchase a Policy offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.


(d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Life Insurance Company of New York certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Los Angeles, State of California on this day of April, 1998



SEPARATE ACCOUNT VA-5NLNY
OF TRANSAMERICA

LIFE INSURANCE COMPANY OF NEW YORK

(REGISTRANT)

TRANSAMERICA

LIFE INSURANCE COMPANY OF NEW YORK

(DEPOSITOR)


BY: _______________________________

David M. Goldstein
Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                   Date


_________________________      *            President and Director                  April 28, 1998
Alan T. Cunningham

__________________________          *       Vice President and Controller,          April  28, 1998
Alexander Smith

__________________________          *       Director                                April 28, 1998
Robert Abeles

__________________________          *       Director                                April  28, 1998
Marc C. Abrahms

_________________________         * DirectorApril 28, 1998
James T. Byrne, Jr.

__________________________          *       Director                                April 28, 1998
Thomas J. Cusack

__________________________          *       Director                                April 28, 1998
John Fibiger

__________________________          *       Director                                April   28, 1998
David E. Gooding





Signature                                   Title                                   Date



___________________________    *    DirectorApril 28, 1998
Allan D. Greenberg

___________________________         *       Director                                April   28, 1998
James B. Roszak


___________________________         *       Director                                April   28, 1998
James Inzerillo


___________________________         *       Director                                April  28, 1998
Daniel E. Jund


_________________________           *       Director                                April  28, 1998
John A. Paganelli

_________________________           *       Director                                April 28, 1998
Nooruddin S. Veerjee

___________________________                 on April 28, 1998 as Attorney-in-Fact
*By:                                        pursuant to powers of attorney previously
David M. Goldstein                          filed and in his own capacity as Vice President.



                                              EXHIBIT INDEX

Exhibit           Description                Page
No.               of Exhibit                 No.




(10)              (b)      Consent of Independent Auditors

(15)              Powers of Attorney

Exhibit 10(b) Consent of Independent Auditors

We consent to the reference to our firm under the caption "Accountants" in Post-Effective Amendment No. 5 under the Securities Act of 1933 and Post-Effective Amendment No. 6 under the Investment Company Act of 1940 to the Registration Statement (Form N-4 No. 33-71748) and related Prospectus and Statement of Additional Information of Separate Account VA-5NLNY of Transamerica Life Insurance Company of New York and to the use of our report dated January 23, 1998 with respect to the financial statements of Transamerica Life Insurance Company of New York and our report dated April 13, 1998 with respect to the financial statements of Separate Account VA-5NLNY, both included in the Statement of Additional Information.


/s/Ernst & Young LLP
Los Angeles, California
April 28, 1998

Exhibit 15 Powers of Attorney
                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Robert Abeles

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Thomas J. Cusack

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                James W. Dederer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Marc C. Abrahms

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                David E. Gooding

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               James T. Byrne, Jr.

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               Alan T. Cunningham

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 John A. Fibiger

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               Allan D. Greenberg

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 James Inzerillo

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Daniel E. Jund

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Nooruddin Veerjee

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                John A. Paganelli

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Life Insurance Company of New York, a New York corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 James B. Roszak